UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04033

SIT MUTUAL FUNDS II, INC.
(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402
(Name and address of agent for service)

Registrant's telephone number, including area code: 612-332-3223

Date of fiscal year end:	March 31, 2009
Date of reporting period:	December 31, 2009

 Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds II, Inc., is comprised of:

                Sit Tax-Free Income Fund (Series A)

            Sit Minnesota Tax-Free Income Fund (Series B)

            Sit High Income Municipal Bond Fund – Class I (Series D)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund's most recent prospectus and annual report.

TAX-FREE INCOME FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Market Value (1)
Municipal Bonds (88.9%) (2)
Alabama (1.5%)
435,000	ASMS Pub. Educ. Bldg. Rev Series 2006-B (ASMSF LLC Proj.) (Ambac insured), 4.375%, 9/1/26	424,164
565,000	Birmingham-Southern College Private Educ. Bldg. Rev. Series 1997, 5.35%, 12/1/19	496,889
	Dallas Co. Public Bldg. Auth. Rev. Series 1999 (Jail Proj.):
290,000	5.80%, 12/1/13	296,342
305,000	5.90%, 12/1/14	311,585
200,000	Huntsville-Redstone Vlg. Spl. Care Facs. Fin. Auth. Rev Series 2007 (Redstone Vlg. Proj.), 5.25%, 1/1/15	194,904
280,000	Selma G.O. Series 1999, 5.40%, 2/1/14	281,056
290,000	University West Rev. Series 1999, 5.10%, 1/1/19	290,363
		2,295,303
Arizona (3.3%)
1,099,083	Arizona Hlth. Facs. Auth. Rev. Series 2007-A (New Ariz. Family Proj.), 5.25%, 7/1/27	856,658
	Pima Co. Indl. Dev. Auth. Educ. Rev.:
225,000	Series 2004-I (AZ Charter Schools Proj.), 5.00%, 7/1/12	219,443
245,000	Series 2004-I (AZ Charter Schools Proj.), 6.10%, 7/1/24	215,580
250,000	Series 2004-A (Noah Webster Basic School Proj.), 5.25%, 12/15/16	233,655
210,000	Series 2005-M (AZ Charter Schools Proj.), 5.70%, 7/1/23	178,729
565,000	Series 2006 (Choice Educ. & Dev. Corp. Proj.), 6.00%, 6/1/16	522,139
405,000	Series 2007-A (American Charter Schools Foundation Proj.), 5.125%, 7/1/15	385,965
530,000	Series 2007-O (AZ Charter Schools Proj.), 4.65%, 7/1/14	492,269
400,000	Ref. Series 2007 (Tucson Country Day School Proj.), 5.00%, 6/1/22	338,460
500,000	Series 2007 (Center For Academic Success Proj.), 5.375%, 7/1/22	438,725
250,000	Series 2008-A (Coral Academy Science Proj.), 6.375%, 12/1/18	242,803
500,000	Quail Creek Cmnty. Fac. Dist. G.O. Series 2006, 5.15%, 7/15/16	455,435
500,000	Westpark Cmnty. Facilities Dist. G.O. Series 2006, 4.90%, 7/15/16	460,270
		5,040,131
California (7.5%)
500,000	Agua Caliente Band Cahuilla Indians Rev. Series 2003, 6.00%, 7/1/18	485,645
350,000	CA Co. Tobacco Securitization Agy. Asset-Backed Conv. Bond Rev. Series 2007-B, 5.10%, 6/1/28	296,474
	CA Co. Tobacco Securitization Agy. Rev. Series 2007-A (Golden Gate Tob. Proj.):
380,000	4.50%, 6/1/21	336,528
500,000	5.00%, 6/1/36	377,895
	CA Cmnty. Hsg. Fin. Agy. Lease Rev. Pass Thru Oblig.:
120,000	Series 2005-D, 4.875%, 4/1/12	116,106
350,000	Series 2005-F, 4.85%, 11/1/12	337,760
500,000	CA Sch. Facs. Fin. Auth. Rev. Series 2010-A, zero coupon, 6.00% effective yield, 8/1/29	338,950
500,000	CA Dept. Vet. Affairs Home Purchase Rev. Series 2002-A, 5.35%, 12/1/27	501,675
495,000	CA Govt. Fin. Auth. Lease Rev. Series 2003-A (Placer Co. Transportation Proj.), 6.00%, 12/1/28	500,811
250,000	CA Fin. Auth. Rev. Series 2009-A (Kern Regl. Ctr. Proj.), 6.875%, 5/1/25	252,967
600,000	CA Fin. Auth. Educ. Rev. Series 2006-A (American Heritage Educ. Fndtn. Proj.), 5.25%, 6/1/26	518,424
500,000	CA Infrastructure & Econ. Dev. Rev. Series 2009-A (CA Indpt. Sys. Operator Proj.), 6.00%, 2/1/30	532,320
	CA Public Works Board Lease Rev. Series 1993-A (Various CA State Univ. Proj.):
210,000	5.25%, 12/1/13	210,706
625,000	5.50%, 12/1/18	625,825
500,000	CA Statewide Cmntys. Dev. Auth. Rev. Series 2007 (Lancer Educ. Student Hsg. Proj.), 5.40%, 6/1/17	460,815
450,000	CA Statewide Cmntys. Dev. Auth. Spl. Tax Series 2007-1 (Orinda Proj.), 6.00%, 9/1/29	382,734

TAX-FREE INCOME FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Market Value (1)
590,000	CA Statewide Cmntys. Dev. Auth. Multifamily Rev. Series 2001 (Orange Tree Proj.)
	(GNMA collateralized), 6.15%, 11/20/36	706,425
235,000	Garden Grove C.O.P Series 1993 (Bahia Village/Emerald Isle Proj.)(FSA insured), 5.70%, 8/1/23	235,841
500,000	Hartnell Cmnty. College G.O. Series 2009-D, zero coupon, 7.00 effective yield, 8/1/34	242,935
500,000	Hawthorne Sch. Dist. C.O.P. Series 2009-A, zero coupon, 6.00% effective yield, 12/1/29	373,340
500,000	Northern CA Gas Auth. No. 1 Rev. Series 2007, variable rate, 7/1/27	376,250
600,000	Redondo Beach School District G.O. Series, zero coupon, 6.38% effective yield, 8/1/34	405,462
500,000	Sacramento Co. Wtr. Fin. Auth. Rev. Series 2007-B (Wtr. Agy. Zones 40 & 41 Proj.), variable rate, 6/1/39	333,625
1,000,000	San Bernardino City. Sch. Dist. G.O. Cap. Appreciation Series 2007 (NATL insured),
	zero coupon, 4.72% effective yield, 8/1/29	246,890
500,000	San Francisco City & Co. C.O.P. Series 2000 (San Bruno Jail Proj.), 5.25%, 10/1/33	503,345
250,000	San Joaquin Hills Toll Rd. Rev. Refunding Series 1997-A, 5.25%, 1/15/30	210,090
	Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev. Series 2006:
95,000	4.50%, 3/1/11	94,856
385,000	4.875%, 3/1/16	337,518
350,000	Southwest Cmnty. Fin. Auth. Rev. Series 2008 (Riverside Co. Proj.), 6.00%, 5/1/24	377,048
250,000	Stockton Pub. Fin. Rev. Series 2006-A (Redevelopment Projects) (Radian insured), 5.00%, 9/1/22	217,358
500,000	Westminster G.O. Series 2009-A1, zero coupon, 5.37 effective yield, 8/1/24	219,055
250,000	Yuba Redev. Agy. Tax. Allocation Series 2007, 5.125%, 9/1/27	215,588
		11,371,261
Colorado (3.3%)
250,000	Baptist Rd. Rural Transportation Auth. Sales & Use Tax. Rev. Series 2007, 4.80%, 12/1/17	197,435
750,000	CO HFA Single Family Program Senior Series 2008-A-5, 5.00%, 11/1/34	755,595
100,000	CO Hlth. Fac. Auth. Rev. Series 2000-A (Porter Place Proj.) (GNMA collateralized), 5.10%, 1/20/11	100,799
500,000	CO Hsg. & Fin. Auth. Single Family Mtg. Rev. Series 2009-A1, 5.50%, 11/1/29	519,940
250,000	CO Hlth. Facs. Auth. Rev. Series 2009-A (Hlth. Care Facs. - Amern. Baptist), 6.50%, 8/1/15	248,830
1,000,000	Compark Business Campus Met. Dist. Ref. & Impt. G.O. Series 2007-A (Radian insured), 5.75%, 12/1/27	806,290
250,000	Denver City & Co. Excise Tax Rev. Ref. Series 2009-A, 6.00%, 9/1/23	281,412
970,000	Denver Hlth. & Hosp. Auth. Healthcare Rev. Series 2007-B, variable rate, 12/1/33	659,600
747,045	Lyons Rev. Series 2006 (Longmont Humane Soc. Proj.), 4.75%, 11/30/16	672,012
500,000	Maher Ranch Met. Dist. No. 4 Ref. G.O. Series 2007 (Radian insured), 5.25%, 12/1/36	394,585
500,000	Walker Field Pub. Airport Auth. Rev. Series 2007, 4.75%, 12/1/27	450,205
		5,086,703
Connecticut (0.4%)
500,000	Hamden Fac. Rev. Series 2009-B (Whitney Ctr. Proj.), 6.13%, 1/1/14	492,110
300,000	Mashantucket Western Pequot Subordinated Special Rev. Series 1997-B, 5.75%, 9/1/18	168,156
		660,266
Delaware (0.2%)
500,000	Millsboro Spl. Oblig. Rev. Series 2007-A (Plantation Lakes Spl. Dev. Proj.), 5.45%, 7/1/36	315,330

Florida (5.7%)
75,000	Arbor Greene Cmnty. Dev. Dist. Spl. Assmt. Rev. Ref. Series 2006, 5.00%, 5/1/19	74,278
775,000	Belmont Cmnty. Dev. Dist. Cap. Impt. Rev. Series 2006-B, 5.125%, 11/01/14 (3)	177,917

TAX-FREE INCOME FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Market Value (1)
	Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A:
435,000	(Golf Villas, Rivermill, and Village Square Apts. Proj.), 4.75%, 6/1/13	330,596
1,000,000	(American Opportunity Proj.), 5.875%, 6/1/38	449,580
30,000	Clearwater Hsg. Auth. Rev. Ref. Series 1997 (Hamptons At Clearwater Proj.) (ACA insured), 5.40%, 5/1/13	29,346
45,000	Cocoa Cap. Impt. Rev. Series 1998 (NATL insured), 5.00%, 10/1/22	45,010
435,000	Concorde Estates Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2004-B, 5.00%, 5/1/11 (3)	151,989
400,000	Connerton West Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2007-B, 5.125%, 5/1/16 (3)	153,272
100,000	Fiddlers Creek Cmnty. Dev. Dist. No. 2 Spl. Assmt. Rev. Series 2003-B, 5.75%, 5/1/13 (3)	39,960
25,000	FL Brd. Pub. Educ. Cap. Outlay G.O. Ref. Series 1989-A, 5.00%, 6/1/24	25,077
40,000	FL Correctional Privatization Commn. Certificate of Participation Series 1995-B
	(Polk Co. 350 Bed Youth Proj.), 5.00%, 8/1/17	40,037
65,000	Forest Creek Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2005-B, 4.85%, 5/1/11 (3)	38,546
	Highlands Co. Hlth. Facs. Auth. Rev. (Adventist Health Proj.):
10,000	Ref. Series 2005-B, 5.00%, 11/15/30	11,614
80,000	Series 2005-B, 5.00%, 11/15/30	76,694
250,000	Gramercy Farms Cmnty. Dev. Dist. Spl. Assessment Series 2007-B, 5.10%, 5/1/14 (3)	122,302
490,000	Jacksonville Econ. Dev. Commn. Hlth. Care Facs. Rev. Ref. Series 2007-A
	(FL Proton Therapy Inst. Proj.), 6.00%, 91/17	498,374
500,000	Lake Ashton Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 11/1/11 (3)	209,850
1,000,000	Lee Co. Indus. Dev. Auth. Hlth. Care Fac. Rev. Series 2007-A (Lee Charter Foundation), 5.25%, 6/15/27	766,870
250,000	Magnolia Creek Cmnty. Dev. Dist. Rev. Series 2007-B, 5.60%, 5/1/14 (3)	152,820
300,000	Madeira Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 5.25%, 11/1/14 (3)	155,985
500,000	Miami Beach Hlth. Facs. Auth. Hosp. Rev. Series 1998 (Mt. Sinai Med. Ctr. Proj.), 5.375%, 11/15/28	404,810
100,000	Miami Beach Stormwater Rev. Series 2000 (FGIC insured), 5.25%, 9/1/25	101,297
	Miami - Dade Co. Spl. Obligation:
265,000	Sub. Series 1997-B, zero coupon, 5.44% effective yield, 10/1/33	50,538
40,000	Miami-Dade Co. Pub. Service Tax Rev. Series 1999 (UMSA Pub. Impts. Proj.), 5.00%, 10/1/23	40,364
1,000,000	New River Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 5/1/13 (3)	419,700
60,000	Orlando & Orange Co. Expressway Auth. Rev. Jr. Lien Series 1998, 5.00%, 7/1/28	60,146
	Palm Beach Co. Hlth. Fac. Auth. Rev.:
200,000	Ref. Series 2003 (Abbey Delray South Proj.), 5.15%, 10/1/12	206,000
90,000	Series 1993 (Jupiter Med. Ctr. Inc. Proj.) (FSA insured), 5.25%, 8/1/18	90,050
10,000	Parklands Lee Cmnty. Dev. Dist. Spl. Assmt. Series 2004-B, 5.125%, 5/1/11 (3)	5,494
750,000	Riverwood Estates Cmnty. Dev. Dist. Spl. Assessment Series 2006-B, 5.00%, 5/1/13 (3)	149,775
750,000	Sarasota Co. Hlth. Facs. Auth. Retirement Rev. Ref. Series 2007 (Village on the Isle Proj.), 5.50%, 1/1/27	677,798
250,000	Sarasota Natl. Cmnty. Dev. Dist. Spl. Assessment Rev. Series 2007, 5.30%, 5/1/39 (3)	138,463
500,000	Seminole Tribe Spl. Oblig. Rev. Series 2007-A, 5.50%, 10/1/24	465,520
400,000	South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp. Inc. Proj.), 5.80%, 10/1/34	401,648
1,000,000	Stoneybrook South Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 5.45%, 11/1/15 (3)	430,970
750,000	Tolomato Cmnty. Dev. Dist. Spl. Assmt. Series 2007, 6.375%, 5/1/17	663,098
670,000	Waters Edge Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 11/1/12	378,228

TAX-FREE INCOME FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Market Value (1)
500,000	Waterset North Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 6.55%, 11/1/15 (3)	308,595
50,000	West Villages Impt. Dist. Spl. Assmt. Rev. Series 2006 (Unit of Dev. No. 3), 5.50%, 5/1/37 (3)	23,986
450,000	Zephyr Ridge Cmnty. Dev. Dist. Spl. Assessment Rev. Series 2006-B, 5.25%, 5/1/13 (3)	179,915
		8,746,512
Georgia (1.1%)
1,470,000	East Point Tax Allocation Series 2002-A, 8.00%, 2/1/26	1,488,875
250,000	Medical Ctr. Hosp. Auth. Rev. Ref. Series 2007 (Spring Harbor Green Isl. Proj.), 5.25%, 7/1/27	202,140
		1,691,015
Hawaii (0.3%)
500,000	HI Dept. Budget & Fin. Special Purpose Rev. Series 2009-C2, 6.40%, 11/15/14	504,855

Idaho (0.5%)
	ID Hsg. & Fin. Assn. Nonprofit Facs. Rev. Series 2008-A:
250,000	(Idaho Arts Charter School Proj.), 5.50%, 12/1/18	225,112
250,000	(Liberty Charter School Proj.), 5.50%, 6/1/21	240,760
250,000	(Victory Charter School Proj.), 5.625%, 7/1/21	238,105
		703,977
Illinois (10.0%)
350,000	Chicago G.O. Ref. Series 2000-D, 5.50%, 1/1/35	354,144
15,000	Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Ref. Series 1992-A (FHA insured) (Section 8),
	6.85%, 7/1/22	15,026
500,000	Harvey Ref. & Impt. G.O. Series 2007-A, 5.50%, 12/1/27	476,440
500,000	IL DFA Rev. Ref. Series 2007 (Chicago Charter School Fdn. Proj.), 5.00%, 12/1/36	416,230
1,000,000	IL Fin. Auth. Rev. Ref. Series 2007-A (Christian Homes, Inc. Proj.), 5.25%, 5/15/12	979,050
	IL DFA Refunding & New Money Rev. (Cmty. Rehab. Providers Fac. Acquisition Program):
120,000	Series 1997-A, 6.05%, 7/1/19	119,401
150,000	Series 1998-A, 5.70%, 7/1/19	145,512
205,000	Series 2002-A (Cmnty. Rehab. Providers Fac. Proj.), 5.70%, 7/1/12	208,669
	IL Fin. Auth. Rev.:
500,000	Ref. Series 2006 (Luther Hillside Village Proj.), 5.25%, 2/1/37	417,505
700,000	Series 2006-A (Three Crowns Park Plaza Proj.), 5.875%, 2/15/38	579,334
500,000	Series 2006 (Tabor Hills Supportive Living Proj.), 5.25%, 11/15/26	418,460
500,000	Series 2006-A (Montgomery Place Proj.), 5.75%, 5/15/38	403,150
350,000	Series 2007-A (Sedgebrook, Inc. Fac. Proj.), 5.40%, 11/15/16 (3)	139,860
	IL Fin. Auth. Sports Fac. Rev.:
	Series 2007-A (United Sports Org. of Barrington Proj.) (UTD insured):
500,000	6.125%, 10/1/27	324,865
500,000	6.25%, 10/1/37	310,480
1,000,000	Series 2008 (North Shore Ice Arena Proj.), 6.25%, 12/1/38	762,650
	IL Hlth. Facs. Auth. Rev.:
250,000	Series 1994 (Ingalls Hlth. Sys. Proj.), 6.25%, 5/15/14	252,460
175,000	Series 2002 (Elmhurst Mem. Healthcare Proj.), 6.25%, 1/1/17	179,896
	Lombard Public Facs. Corp. Rev. First Tier:
	Series 2005-A1 (Conference Ctr. & Hotel Proj.):
115,000	6.375%, 1/1/15	102,844
750,000	(ACA insured) 5.50%, 1/1/25	540,105
1,925,000	Series 2005-B (Conference Ctr. & Hotel Proj.), 5.25%, 1/1/36	1,846,017

TAX-FREE INCOME FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Market Value (1)
2,000,000	Malta Tax Allocation Rev. Series 2006, 5.75%, 12/30/25	1,220,660
909,000	Manhattan Spl. Service Area Spl. Tax No. 07-6 Series 2007 (Groebe Farm-Stonegate Proj.), 5.75%, 3/1/22	581,215
500,000	Metropolitan Pier & Expo Rev. Refunding Series 1996-A (McCormick Proj.), 5.25%, 6/15/27	500,230
	Southwestern IL Dev. Auth. Rev.:
2,475,000	Series 1999 (Anderson Hosp. Proj.), 5.625%, 8/15/29	2,379,638
685,000	Ref. Series 2008-A (Local Govt. Prog.), 7.00%, 10/1/22	631,782
480,000	Series 2006 (Village of Sauget Proj.), 5.625%, 11/1/26	337,296
145,000	Upper Illinois River Valley Dev. Auth. Rev. Series 2001 (Morris Hosp. Proj.), 6.05%, 12/1/11	150,826
440,000	Will Co. Spl. Educ. Rev. Series 2006, 5.40%, 1/1/18	463,078
		15,256,823
Indiana (2.5%)
250,000	Crown Point Economic Dev. Rev. Series 2009-C2 (Wittenberg Vlg. Proj.), 6.50%, 11/15/13	249,975
100,000	Elkhart Co. Ind. Hosp. Auth. Rev. Series 1998 (Elkhart General Hosp. Proj.), 5.25%, 8/15/28	91,441
	IN Hlth. & Educ. Fac. Fin. Auth. Rev. Series 2005 (Baptist Homes of IN Proj.):
400,000	5.25%, 11/15/25	375,372
250,000	5.25%, 11/15/35	215,550
215,000	IN Hlth. Fac. Fin. Auth. Hlth. Fac. Rev. Series 1998 (Holy Cross Health Sys. Corp. Proj.)
	(NATL insured), 5.00%, 12/1/28	215,327
	IN Hlth. Fac. Fin. Auth. Hosp. Rev.:
	Series 1993 (Community Hosp. of Anderson Proj.) (NATL insured):
90,000	6.00%, 1/1/14	90,176
280,000	6.00%, 1/1/23	280,190
300,000	Ref. Series 1998 (Jackson Proj.), 5.125%, 2/15/17	300,171
	Series 2001-A (Community Foundation Northwest IN):
495,000	5.50%, 8/1/13	513,023
360,000	6.375%, 8/1/21	369,482
50,000	6.375%, 8/1/31	50,618
250,000	IN Fin. Auth. Rev. Series 2009-A (Drexel Fndtn Educ. Facs. Proj.), 6.00%, 10/1/21	248,725
400,000	St. Joseph Co. Hosp. Auth. Hlth. Fac. Rev. Series 2005 (Madison Ctr. Oblig. Group Proj.), 5.25%, 2/15/28	328,708
500,000	Vigo Co. Hosp. Auth. Rev. Series 2007 (Union Hosp. Inc. Proj.), 5.50%, 9/1/27	420,120
		3,748,878
Iowa (1.1%)
405,000	Dickinson Co. Hsg. Sr. Rev. Series 2006-A (Spirit Lake - GEAC LLC Proj.), 5.375%, 12/1/16	380,064
410,000	IA Fin. Auth. Sr. Hsg. Rev. Ref. Series 2007-A (Walnut Ridge Proj.), 5.00%, 12/1/14	352,231
500,000	IA Fin. Auth. Sr. Living Fac. Rev. Series 2007-A (Deerfield Ret. Cmnty. Inc. Proj.), 5.00%, 11/15/21	361,120
500,000	IA Student Loan Liquidity Corp. Rev. Series 2009, 5.25%, 12/1/24	515,575
		1,608,990
Louisiana (4.6%)
7,200,000	Capital Appreciation Series 2000-D1 (GNMA & FNMA collateralized) zero coupon,
	6.46% effective yield, 4/1/34	1,537,128
354,586	Denham Springs - Livingston Hsg. & Mtg. Rev Series 2007, 5.00%, 11/1/40	353,749
105,000	East Baton Rouge Fin. Auth. Single Family Mtg. Rev. Ref.
	Series 2007-B1 (GNMA/FNMA/FHLMC supported), 4.625%, 10/1/24	106,738
1,200,000	Jefferson Parish Fin. Auth. Single Family Mtg. Rev. Series 2007-D, 5.00%, 6/1/38	1,191,492
200,000	Juban Park Cmnty. Dev. Dist. Special Assessment Series 2006, 5.15%, 10/1/14	175,580
166,000	Layayette Pub. Fin. Auth. Single Family Mortgage Backed Rev.
	Series 2007 (GNMA/FNMA/FHLMC supported), 5.35%, 1/1/41	169,029

TAX-FREE INCOME FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Market Value (1)
	LA Hsg. Fin. Agy. Single Family Mtg. Rev.:
2,015,000	Series 2007-B1, 5.70%, 12/1/38	2,069,889
205,000	Series 2008-B (Home Ownership Prog.) (GNMA/FNMA/FHLMC supported), 6.00%, 12/1/28	219,065
750,000	LA Public Facs. Auth. Rev. Ref. Series 2007-A2 (Tulane Univ. Proj.), variable rate, 2/15/36	486,000
250,000	New Orleans Aviation Board Rev. Series 2009-A, 6.00%, 1/1/25	249,268
525,000	St. John Baptist Parish Rev. Series 2007-A (Marathon Oil Corp.), 5.125%, 6/1/37	471,193
		7,029,131

Maine (0.3%)
500,000	ME Educ. Auth. Student Loan Rev. 2009-A2, 5.625%, 12/1/27	519,790

Maryland (0.1%)
205,000	MD Economic Dev. Corp. Rev. Ref. Sr. Lien Series 2006-A (Chesapeake Bay Proj.), 4.75%, 12/1/11	188,180

Massachusetts (0.8%)
250,000	MA St. G.O. Series 2007-A (FGIC insured), variable rate, 5/1/37	183,875
250,000	MA Dev. Fin. Agy. Fac. Rev. Series 2009-B2, 6.25%, 6/1/14	250,235
845,000	MA Hlth. & Educ. Fac. Auth. Rev. Series 2008-A (Quincy Med. Ctr. Proj.), 5.125%, 1/15/12	847,543
		1,281,653
Michigan (2.2%)
500,000	Jackson Co. Hosp. Fin. Auth. Rev. Series 1997 (W.A. Foote Mem. Hosp. Proj.), 5.25%, 6/1/17	495,745
115,000	MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2006 (Black River School Proj.),
	5.125%, 9/1/11	113,313
500,000	MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Series 2007 (Richfield Pub. Sch. Proj.), 5.00%, 9/1/22	413,540
650,000	MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2007 (Bradford Proj.), 6.00%, 9/1/16	636,343
500,000	MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2007 (Nataki Talibah Proj.), 6.25%, 10/1/23	420,400
500,000	MI Hosp. Fin. Auth. Rev. Ref. Series 1998-A (Mclaren Hlth. Care Proj.) (NATL-IBC insured), 5.00%, 6/1/28	481,905
250,000	MI Tobacco Settlement Fin. Auth. Sr. Rev. Series 2007-A, 5.125%, 6/1/22	222,175
500,000	Saginaw Hosp Fin. Auth. Series 2000-F (Covenant Med. Ctr. Proj.), 6.50%, 7/1/30	506,435
		3,289,856
Minnesota (2.1%)
2,101,504	Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 5.295%, 11/1/32	2,046,508
600,000	MN HFA Rev. Series 2009, 5.10%, 1/1/40	599,082
583,264	St. Paul Hsg. & Redev. Auth. Rev. Series 2006 (Nursing Home NTS-Episcopal Proj.), 5.63%, 10/1/33	484,074
		3,129,664
Mississippi (0.5%)
	MS Home Corp. Single Fam. Mtg. Rev. (GNMA/FNMA/FHLMC supported):
230,000	Series 2007-C1, 5.60%, 6/1/38	244,856
405,000	Series 2008-B2, 6.75%, 6/1/39	450,749
		695,605
Missouri (3.3%)
150,000	Branson Cmnty. Park Impt. Dist. Spl. Assessment Rev. Series 2007-A, 5.00%, 6/1/10	150,048
80,000	Cape Girardeau Co. Indl. Dev. Auth. Hlth. Care Fac. Rev. (Southwest MO Hosp. Assoc. Proj.)
	Series 2002, 5.75%, 6/1/32	75,482
500,000	Chillicothe Tax Increment Rev Series 2006 (South U.S. 65 Proj.), 5.625%, 4/1/27	419,810
250,000	Independence 39th St. Transn. Dist. Rev. Ref. & Impt. Series 2008 (Road Impt. Proj.), 6.875%, 9/1/32	236,955
1,000,000	Joplin Indl. Dev. Auth. Rev. Ref. Series 2007-F (Christian Homes Inc. Proj.), 5.50%, 5/15/17	877,370

TAX-FREE INCOME FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Market Value (1)
500,000	Kansas City Indl. Dev. Auth. Multifamily Hsg. Rev. Series 2009-B (Grand Blvd. Lofts Proj.), 5.00%, 1/1/12	495,045
	Series 2007-E (Independence - Centerpoint Proj.):
250,000	5.125%, 4/1/25	252,315
500,000	4.75%, 4/1/28	471,395
750,000	Lakeside 370 Levee Dist. Impt. Spl. Tax Series 2008, 7.00%, 4/1/28	733,290
300,000	MO Hlth. & Educ. Fac. Auth. Rev. Series 2005-A (Sr. Living Fac.-Lutheran Sr. Svcs. Proj.), 5.375%, 2/1/35	264,204
400,000	MO Hlth. & Educ. Fac. Auth. Educ. Fac. Rev. Series 2007-B (Riverside Horizons Proj.)
	(ACA insured), 4.50%, 5/1/27	339,860
250,000	St. Louis Indl. Dev. Auth. Sr. Living Facs. Rev. Series 2007-A (Friendship Vlg.), 5.375%, 9/1/21	237,405
405,000	St. Louis Indl. Dev. Auth. Tax Allocation Rev. Series 2006 (Southtown Redev. Proj.), 5.125%, 5/1/26	307,399
220,000	Univ. City Indl. Dev. Auth. Hsg. Rev. Ref. Series 1995-A (Canterbury Proj., 5.75%, 12/20/15	220,167
		5,080,745
Montana (0.6%)
828,974	MT Fac. Fin. Auth. Rev. Series 2005 (Great Falls Pre-Release Svcs. Proj.), 5.08%, 4/1/21	872,495

Nebraska (0.2%)
500,000	Mead Vlg. Tax Allocation Rev. Series 2006-A (E3 Biofuels - Mead LLC Proj.), 5.125%, 7/1/12 (3)	262,450

Nevada (2.5%)
250,000	Clark Co. Econ. Dev. Rev. Series 2003 (Alexander Dawson Sch. Proj.), 5.375%, 5/15/33	248,503
415,000	Clark Co. Impt. Spl. Assmt. Series 2007-A (Summerlin Proj.), 4.85%, 2/1/17	367,209
600,000	Las Vegas Paiute Tribe Rev. Series 2002A (ACA insured), 6.625%, 11/1/17	524,592
750,000	Las Vegas Redev. Agy. Tax Allocation Rev. Series 2009, 7.50%, 6/15/23	841,770
300,000	North Las Vegas LOC Impt. Spl. Assessment Ref. Sub. Spl. Series 2006-B (Impt. Dist. No. 60), 4.50%, 12/1/10	299,004
	NV Hsg. Dev. SF Mtg. Program Mezzanine Series 1998B:
85,000	5.30%, 4/1/16	85,347
550,000	5.10%, 10/1/40	548,262
	Sparks Redev. Agy. Tax Increment Rev. Series 2008 (Redev. Area No. 2 Proj.):
275,000	6.13%, 6/1/15	270,091
500,000	6.40%, 6/1/20	462,380
250,000	Sparks Tourism Impt. Dist. No. 1 Sr. Sales Tax Series 2008-A, 6.50%, 6/15/20	227,875
		3,875,033
New Hampshire (0.6%)
	Manchester Hsg. & Redev. Auth. Rev.:
200,000	Series 2000-B (Radian insured) zero coupon, 5.25% effective yield, 1/1/19	91,344
890,000	Series 2000-A (ACA insured), 6.75%, 1/1/15	859,366
		950,710
New Jersey (1.4%)
490,000	NJ Hlth. Care Facs. Fin. Auth. Rev. Series 2007-E (Catholic Hlth. Issue Proj.), variable rate, 11/15/33	324,380
965,000	NJ Hsg. & Mtg. Fin. Agy. Rev. Series 2009-FF, 5.05%, 10/1/39	961,980
750,000	NJ Hgr. Educ. Assistance Auth. Student Loan Rev. Series 2009-A, 5.00%, 6/1/27	784,357
		2,070,717
New Mexico (2.6%)
	Farmington Pollution Ctl. Rev. Ref. (Pub. Svc. Co. San Juan Proj.):
250,000	Series 1996-B, 6.30%, 12/1/16	250,095
1,000,000	Series 1996-C, 5.70%, 12/1/16	999,900
420,000	NM MFA Forward Mortgage-Backed Series 1995-E (GNMA collateralized), 6.95%, 1/1/26	428,547

TAX-FREE INCOME FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Market Value (1)
	NM MFA Single Family Mtg. Rev.:
500,000	Series 2009-IE (GNMA/FNMA/FHLMC collateralized), 4.80%, 9/1/29	496,195
1,000,000	Series 2009-IB2 (GNMA/FNMA/FHLMC collateralized), 5.25%, 9/1/34	1,024,790
500,000	Series 2009-IC2 (GNMA/FNMA/FHLMC collateralized), 5.35%, 9/1/30	513,445
250,000	NM State Hosp. Equip. Ln. Council Hosp. Rev. Ref. Series 2007-A (Rehoboth Proj.), 5.00%, 8/15/17	220,560
		3,933,532
New York (1.0%)
250,000	Madison Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007 (Oneida Hlth. Sys., Inc. Proj.), 4.50%, 2/1/17	237,597
250,000	Seneca Nation Indians Cap. Impt. Auth. Spl. Oblig. Rev. Series 2007-A, 5.00%, 12/1/23	205,335
	Ulster Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007-A:
500,000	5.10%, 9/15/13	495,610
650,000	5.25%, 9/15/16	599,190
		1,537,732
North Carolina (0.6%)
750,000	Buncome Co. Proj. Dev. Fin. Rev. Series 2008 (Woodfin Downtown Corridor Dev. Proj.), 6.75%, 8/1/24	679,627
250,000	NC Med. Care Commission Retirement Facs. Rev. Ref. Series 2007 (Brookwood Proj.), 5.25%, 1/1/32	178,863
		858,490
North Dakota (0.2%)
148,236	City of Washburn Series 2007-B (Bismarck State College Fdtn.), 5.01%, 4/1/32	146,059
175,000	Williams Co. Sales Tax Rev. Series 2006, 5.00%, 11/1/31	151,926
		297,985
Northern Mariana Islands (0.2%)
450,000	Northern Mariana Islands Commonwealth G.O. Ref. Series 2007-B, 5.00%, 10/1/22	369,297

Ohio (2.2%)
330,000	Blue Ash Tax Allocation Rev. Series 2006 (Duke Realty Ohio Proj.), 5.00%, 12/1/21	301,201
445,000	Buckeye Tobacco Settlement Fin. Auth. Asset-Backed Sr. Rev. Series 2007-A2, 5.125%, 6/1/24	399,815
295,000	Cleveland-Cuyahoga Port. Auth. Dev. Rev. Series 1999-A (Port of Cleveland Bond Fund Capital
	Imprv. Proj.), 5.375%, 5/15/19	273,126
	Cleveland-Cuyahoga Co. Port. Auth. Dev. Rev. :
250,000	Series 2005-B (Fairmount Proj.), 5.125%, 5/15/25	206,372
730,000	Series 2006-A (Sr. Hsg. - St. Clarence - Geac Proj.), 6.00%, 5/1/21	665,986
750,000	Cuyahoga Co. Hsg. Mtg. Sr. Rev. Series 2007 (R H Myers Apts. Proj.), 5.70%, 3/20/42	782,707
250,000	Erie Co. Hosp. Facs. Rev. Series 2002-A (Firelands Regl. Med. Ctr. Proj.), 5.625%, 8/15/32	226,985
250,000	OH Hsg. Fin. Agy. Residential Mtg. Rev. Series 2008-F, 5.45%, 9/1/33	256,775
250,000	Toldeo-Lucas Co. Port Auth. Spl. Assessment Rev. Series 2003 (Crocker Park), 5.38%, 12/1/35	202,210
		3,315,177
Oklahoma (1.1%)
500,000	Atoka Co. Health Care Auth. Hosp. Rev. Series 2007 (Atoka Mem. Hosp. Proj.), 5.875%, 10/1/18	466,065
500,000	Citizen Potawatomi Nation Tax Rev. Series 2004-A, 6.50%, 9/1/16	485,610
215,000	Valley View Hosp. Auth. Rev. Ref. Series 1996, 6.00%, 8/15/14	215,267
500,000	Weatherford Hosp. Auth. Rev. Series 2006, 6.00%, 5/1/16	476,185
		1,643,127
Oregon (0.7%)
250,000	OR G.O. Series 2001-81 (Veterans Welfare Proj.), 5.25%, 10/1/42	251,265
980,000	Western Generation Agy. Sub. Lien Rev. Series 2006-C (Wauna Cogeneration Proj.), 5.00%, 1/1/21	885,048
		1,136,313
Pennsylvania (1.9%)
490,000	Butler Co. Gen. Auth. Rev. Series 2007 (Butler Area Sch. Dist. Proj.), variable rate, 10/1/34	330,382

TAX-FREE INCOME FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Market Value (1)
250,000	Erie Co. Hosp. Auth. Rev. Series 2010-A (St. Vincents Hlth.), 7.00%, 7/1/27	249,750
600,000	Geisinger Auth. Hlth. Sys. Rev. Series 2007 (Geisinger Hlth. Sys. Proj.), variable rate, 5/1/37	410,700
250,000	Lehigh Co. General Purpose Auth. Rev. Rev. Series 2007 (Saint Luke's Bethlehem Proj.), variable rate, 8/15/42	154,875
500,000	Luzerne Co. G.O. Notes Series 2009 (FSA insured), 7.00%, 11/1/26	561,585
500,000	PA Econ. Dev. Fin. Auth. Hlth. Sys. Rev. Series 2009-A (Albert Einstein Hlth. Care Proj.), 6.25%, 10/15/23	526,110
	PA Turnpike Commn. Rev. Cap. Appreciation Sub Series 2009-C:
500,000	zero coupon, 6.00% effective yield, 6/1/30	321,285
500,000	zero coupon, 6.25% effective yield, 6/1/33	362,585
25,000	South Fork Municipal Auth. Hosp. Rev. Series 1998-B (Conemaugh Valley Mem. Hosp. Proj.), 5.375%, 7/1/22	25,010
		2,942,282
Puerto Rico (0.6%)
500,000	Puerto RicoElec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/25	381,125
500,000	Puerto Rico Commonwealth Hwy. & Transportation Auth. Rev. Ref. Series 2007-N, variable rate, 7/1/45	239,750
500,000	Puerto Rico Sales Tax. Fin. Corp. Rev. Series 2007-A, variable rate, 8/1/57	319,750
		940,625
Rhode Island (1.0%)
565,000	RI Hlth. & Educ. Bldg. Corp. Rev. Series 1997 (Steere House Proj.), 5.80%, 7/1/20	549,016
500,000	RI Hsg. & Mtg. Fin. Corp. Rev. Series 2008-A2 (Home Ownership Oppty. Proj.), 5.625%, 10/1/38	517,455
500,000	RI Student Loan Sr. Rev. Series 2009-A, 5.75%, 121/27	501,845
		1,568,316
South Carolina (0.7%)
	SC Jobs Econ. Dev. Auth. Hlth. Care Fac. Rev. (Woodlands at Furman Proj.):
500,000	Series 2007-A, 6.00%, 11/15/27	389,910
250,000	Series 2007-B, 5.15%, 11/15/42	237,140
500,000	SC Educ. Assist. Auth. Rev. Series 2009-I, 5.10%, 10/1/29	503,015
		1,130,065
Tennessee (1.2%)
495,000	Metro Govt. Nashville & Davidson Co. Hlth. & Educ. Facs. Brd. Multifamily Hsg. Rev.
	Series 2005-A (Prestige Proj.), 7.50%, 12/20/40 (3)	327,616
240,000	Metro Govt. Nashville & Davidson Co. Indus. Dev. Brd. Rev. Ref.
	Series 2001-A (GNMA collateralized), 6.625%, 3/20/36	251,489
	Shelby Co. Hlth., Educ. & Hsg. Fac. Board Multifamily Hsg. Rev.:
	(CME Memphis Apts. Proj.):
1,850,000	Senior Series 1998-A, 5.35%, 1/1/19 (3)	189,366
7,875,000	Senior Series 1998-A, 5.55%, 1/1/29 (3)	794,981
1,630,000	Subordinate Series 1998-C, 6.00%, 1/1/29 (3)	16
	(Eastwood Park Apts. Proj.):
1,000,000	Senior Series 1995-A2, 6.40%, 9/1/25 (3)	210,000
405,000	Subordinate Series 1995-C, 7.50%, 9/1/25 (3)	4
		1,773,472
Texas (9.3%)
450,000	Austin Convention Enterprises, Inc. (Convention Ctr.) Rev. Ref. Series 2006, 5.25%, 1/1/24	389,110
20,000	Austin Utilities System Rev. Ref. Series 1993 (NATL insured), 5.25%, 5/15/18	20,060
	Bexar Co. HFC Multifamily Hsg. Rev.:
250,000	Series 2000-A (Dymaxion & Marbach Pk. Apts. Proj.), 6.10%, 8/1/30	201,137
540,000	Subordinated Series 2000-C (Honey Creek Apts. Proj.), 8.00%, 4/1/30	318,740
90,000	Ref. Series 2001-A (Nob Hill Apartments Proj.), 5.50%, 6/1/11	86,345

TAX-FREE INCOME FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Market Value (1)
100,000	Subordinated Series 2001-B (American Oppty. Hsg. Dublin Kingswood & Waterford Apts. Proj.), 7.50%, 12/1/14	91,580
440,000	Series 2001-A-1 (American Opportunity -Waterford Proj.), 6.50%, 12/1/21	390,166
500,000	Brazos River Hbr. Nav. Dist Rev. Series 2002-B-2 (Dow Chemical Co. Proj.), 4.75%, 5/15/33	447,595
1,937,000	Dallas HFC Multifamily Mtg. Rev. Series 1998-A (GNMA collateralized) (Towne Ctr. Apts.), 6.75%, 10/20/32	2,016,514
219,662	El Paso Hsg. Fin. Corp. Single Family Mtg. Rev. Series 2001-A3 (GNMA collateralized), 6.18%, 4/1/33	232,249
1,241,889	Galveston Co. Municipal Util. Dist. No. 52 Series 2009-A, 6.69%, 2/23/10	1,054,985
100,000	Harris Co. Spl. Rev. Sr. Lien Series 1998-A (Houston Sports Auth. Proj.), 5.00%, 11/15/28	94,056
500,000	Harris Co. Cultural Educ. Facs. Fin. Corp. Rev Series 2009 (Space Center Houston Proj.), 6.75%, 8/15/21	495,590
500,000	La Vernia Higher Educ. Fin. Corp. Rev. Series 2008 (Friends Life Proj.), 6.00%, 2/15/18	471,435
250,000	North TX Twy. Auth. Toll Rev. Ref. Series 2008-F, 6.125%, 1/1/31	261,658
1,000,000	Northeast TX Wtr. Dist. Rev. Series 2009 (Southside Water Facs. Proj.)
	zero coupon, 8.50% effective yield, 9/1/27	279,190
750,000	Port Corpus Christi Auth. Gen. Rev. Ref. Series 1989 (Union Pacific-Conv.), 5.65%, 12/1/22	757,305
1,175,000	Richardson Hosp. Auth. Rev. Ref. Series 1998 (Baylor/Richardson Proj.), 5.625%, 12/1/28	1,019,089
385,000	Rio Grande Valley Hlth. Facs. Dev. Corp. Hosp. Rev. Series 1992 (Valley Baptist Proj.), 6.40%, 8/1/12	385,955
	Tarrant Co. Cultural Educ. Facs. Fin. Corp. Retirement Fac. Rev.:
300,000	Series 2007 (C.C. Young Mem. Hom. Proj.), 5.00%, 2/15/13	288,915
250,000	Series 2007 (Buckingham Sr. Living Cmnty. Inc. Proj.), 5.25%, 11/15/16	245,048
500,000	Series 2009-C (Sr. Living Ctr. Proj.), 6.50%, 11/15/14	500,040
500,000	Series 2009-B-2 (C.C. Young Mem. Home Proj.), 6.50%, 2/15/14	499,595
490,000	Tarrant Co. HFC Multifamily Hsg. Rev. Subordinate Seroes 2001-C
	(Crossroads Apt. Proj.), 7.25%, 12/1/36 (3)	5
	TX Municipal Gas Acq. & Supply Corp. I Gas Supply Sr. Lien Rev.:
500,000	Series 2006-C, variable rate, 12/15/26	343,500
35,000	Series 2008-D, 6.25%, 12/15/26	37,576
300,000	TX Municipal Gas Acq. & Supply Corp. II Gas Supply Rev. Series 2007, variable rate, 9/15/27	230,475
220,000	TX Public Property Fin. Corp. Mental Hlth. & Mental Retardation Rev. Series 1996, 6.20%, 9/1/16	220,440
500,000	TX St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev. Series 2007-A (Idea Pub. Sch. Proj.)
	(ACA insured), 5.00%, 8/15/30	411,985
	TX Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev.:
1,000,000	Series 2006-A (Kipp Inc. Proj.) (ACA Insured), 5.00%, 2/15/28	856,770
735,000	Series 2006-A (Ed-Burnham Wood Proj.), 5.50%, 9/1/18	678,552
835,000	Travis Co. Hlth. Facs. Dev. Corp. Retirement Fac. Rev. Series 2005
	(Querencia Barton Creek Proj.), 4.90%, 11/15/13	846,531
		14,172,191
Utah (0.6%)
250,000	Provo Charter Sch. Rev. Series 2007 (Freedom Academy Fdtn. Proj.), 5.50%, 6/15/37	189,823
857,000	UT Assoc. Muni. Pwr. Sys. Rev Series 2007-A, 5.00%, 5/1/27	700,495
		890,318
Virginia (1.8%)
1,000,000	Farms New Kent Cmnty. Dev. Auth. Spl. Assmt. Series 2006-A, 5.125%, 3/1/36	626,480
500,000	Virginia St. Hsg. Dev. Auth. Rev. Series 2009-F (Rental Hsg. Proj.), 5.00%, 12/1/39	500,350
1,500,000	Virginia St. Hsg. Dev. Auth. Comwlth. Mtg. Rev. Series 2001-H1 (NATL insured), 5.38%, 7/1/36	1,511,475
150,000	Washington Co. Indl. Dev. Auth. Hosp. Rev. Series 2009-C (Mtn. Sts. Hlth. Alliance Proj.), 7.25%, 7/1/19	178,785
		2,817,090

TAX-FREE INCOME FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Market Value (1)
Washington (1.4%)
915,000	Kalispel Tribe Indians Priority Dist. Rev. Series 2008, 6.20%, 1/1/16	858,782
1,250,000	WA State Hsg. Fin. Commn. Nonprofit Rev. Series 2007-B (Skyline At First Hill Proj.), 5.10%, 1/1/13	1,218,125
		2,076,907
West Virginia (0.9%)
1,350,000	Pleasants Co. Pollution Ctrl. Rev. Series 1995-C (Monongahela Pwr. Co.), 6.15%, 5/1/15	1,351,566

Wisconsin (4.2%)
250,000	WI Gen. Rev. Appropriation Rev. Series 2009-A, 6.00%, 5/1/27	285,473
	WI Hlth. & Educ. Fac. Auth. Rev.:
250,000	Series 1993-C (Sorrowful Mother Corp. Proj.), 5.50%, 8/15/23	250,068
500,000	Series 1996 (Aurora Med. Group Proj.), 5.75%, 11/15/25	500,455
1,000,000	Series 1999-A (Aurora Hlth. Care Proj), 5.60%, 2/15/29	988,370
225,000	Series 1999-B (Aurora Hlth. Care Proj), 5.50%, 2/15/15	225,252
500,000	Series 1999-B (Aurora Hlth. Care Proj)(ACA insured), 5.625%, 2/15/29	492,200
900,000	Series 1999 (Divine Savior, Inc. Proj.)(ACA insured), 5.70%, 6/1/28	875,961
	Series 2001 (Agnesian Healthcare, Inc. Proj.):
550,000	6.00%, 7/1/17	560,241
340,000	6.00%, 7/1/21	343,339
250,000	Series 2003 (Aurora Hlth. Care Proj), 6.40%, 4/15/33	254,780
	Series 2003 (Synergy Hlth., Inc. Proj.):
205,000	6.00%, 11/15/23	212,454
250,000	6.00%, 11/15/32	256,450
450,000	Series 2004 (Blood Ctr. Southeastern Proj.), 5.50%, 6/1/24	460,944
500,000	Series 2004-A (Beaver Dam Cmnty. Hosp., Inc.), 6.75%, 8/15/34	493,455
250,000	Series 2009-C2 (St. Johns Cmntys., Inc.), 5.40%, 9/15/14	248,158
		6,447,600

Total municipal bonds (cost: $165,084,954)		135,478,158

Closed-End Mutual Funds (7.4%) (2)
32,600	BlackRock Long-Term Municipal Advantage Trust (BTA)	333,172
66,500	BlackRock MuniYield Insured Fund (MYI)	816,620
33,800	BlackRock MuniHoldings Florida Insured Fund (MFL)	439,062
54,500	BlackRock MuniYield Florida Fund (MYF)	691,060
23,700	BlackRock MuniYield Michigan Insured Fund (MIY)	307,626
23,000	BlackRock MuniYield Michigan Insured Fund II (MYM)	273,240
208,600	DWS Municipal Income Trust (KTF)	2,457,308
12,390	Eaton Vance National Municipal Income Trust (FEV)	142,981
44,000	Special Opportunity Fund (PIF)	619,520
58,300	Investment Grade Municipal Income Fund (PPM)	823,779
62,600	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund (MZF)	825,694
6,000	Morgan Stanley Quality Investment (IQT)	75,960
11,700	Nuveen Michigan Premium Income Municipal Fund (NMP)	143,559
21,500	Nuveen Premier Municipal Income Fund (NPF)	279,070
81,332	Nuveen Premium Income Fund (NPM)	1,084,156
67,411	Putnam Municipal Opportunities Trust (PMO)	750,284
36,800	Van Kampen Advantage Municipal Income Trust II (VKI)	421,360
28,200	Van Kampen Pennsylvania Value Municipal Income Trust (VPV)	359,268
9,100	Van Kampen Select Sector Muni Fund (VKL)	103,922
25,889	Van Kampen Trust Investment Grade Muni Fund (VGM)	358,827

Total closed-end mutual funds (cost: $11,243,244)		11,306,468

Short-Term Securities (3.1%) (2)
4,744,774	Dreyfus Tax-Exempt Cash Management Fund, 0.05%	4,744,774

Total short-term securities (cost: $4,744,774)

Total investments in securities (cost: $181,072,972)		$151,529,400

Other Assets and Liabilities, Net (+0.62%)		944,307

Total Net Assets		$152,473,707

Aggregate Cost		181,072,972

Gross Unrealized Appreciation		1,231,489
Gross Unrealized Depreciation		(30,775,062)
Net Unrealized Appreciation(Depreciation)		(29,543,572)

Notes To Schedule of Investments:

(1) Securities Valuation:

The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting  Standards No. 157 ("FAS 157").  FAS 157 establishes a single definition of fair value, creates a  three-tier hierarchy as a framework for measuring fair value based on inputs used to value the  Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an  independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities.  When prices are not readily available, or are determined not to reflect fair value,  the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors.  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

Valuation Inputs at Value
Level 1 - Quoted Prices
Equity securities (includes sweep Funds and closed-end Funds)	$16,051,242
Level 2 - Other Significant Observable Inputs
Debt securities issued by states of the U.S. & its political subdivisions	$135,478,158
Level 3 - Significant Unobservable Inputs	—
Total	$151,529,400

(2) Percentage figures indicate percentage of total net assets.

(3) Presently non-income producing securities.

MINNESOTA TAX-FREE INCOME FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Market Value (1)
Municipal Bonds (95.5%) (2)
Education/Student Loan (10.4%)
1,070,000	Brooklyn Park Lease Rev. Series 2009A (Prairie Seeds Academy Proj.), 8.00%, 3/1/20	1,117,080
	Intermediate Sch. Dist. 287 Lease Rev. Series 2006:
4,102,205	5.46%, 1/1/28	4,001,290
5,096,147	5.30%, 11/1/32	4,962,781
	Minneapolis Educ. Fac. Lease Rev. Series 2006-A (Seed/Harvest Prep. Proj.) (LOC-U.S. Bank):
775,000	5.125%, 1/1/16	654,022
875,000	6.25%, 1/1/21	722,461
	Minnesota Higher Educ. Fac. Auth. Rev.:
272,940	Lease Rev. Series 1999-5A (Concordia University), 5.25%, 4/25/14	273,104
700,000	Series 1999-4Y (Augsburg College), 5.05%, 10/1/13	700,707
150,000	Series 1999-4Y (Augsburg College), 5.20%, 10/1/16	150,016
75,000	Series 1999-4Y (Augsburg College), 5.30%, 10/1/27	69,461
700,000	Series 2005-6C (Augsburg College), 5.00%, 5/1/23	694,575
50,000	Series 2000-5E (St. Mary's Univ.), 6.75%, 3/1/22	50,108
100,000	Series 2000-5E (St. Mary's Univ.), 6.75%, 3/1/26	100,172
500,000	Series 2006-6I (Univ. St. Thomas), 5.00%, 4/1/23	521,140
1,250,000	Series 2008-6W (Univ. St. Thomas), 6.00%, 10/1/25	1,339,975
1,000,000	Series 2009-7A (Univ. St. Thomas), 5.00%, 10/1/39	994,710
2,432,948	Series 2006-6M (College of St. Benedict), 4.493%, 10/1/16	2,433,435
1,898,664	Series 2007-6N (College St. Catherine), 4.75%, 4/26/27	1,769,479
910,000	Series 2007-6R (Bethel University), 5.50%, 5/1/14	928,883
600,000	Series 2007-6R (Bethel University), 5.50%, 5/1/22	594,132
160,000	Series 2007-6R (Bethel University), 5.50%, 5/1/23	157,173
1,400,000	Series 2007-6S (St. Scholastica College), 5.00%, 12/1/27	1,342,362
	Pine City Lease Rev. Series 2006-A (Lakes Intl. Language Academy Proj.):
315,000	5.75%, 5/1/16	302,702
300,000	6.00%, 5/1/26	264,141
415,000	Ramsey Lease Rev. Series 2004-A (Pact Charter School Proj.), 5.65%, 12/1/13	412,137
757,044	Olmsted Co. Hsg. & Redev. Auth. Series 2007 (Schaeffer Academy Proj.), 4.977%, 4/25/27	581,471
	St. Paul Hsg. & Redev. Auth. Lease Rev.:
370,000	Series 2002-A (New Spirit Charter School Proj.), 6.50%, 12/1/12	378,125
605,000	Series 2006-A (Hmong Academy Proj.), 5.50%, 9/1/18	557,042
	Series 2006-A (Cmnty. Peace Academy Proj.):
685,000	4.35%, 12/1/12	676,314
600,000	4.35%, 12/1/14	576,588
1,500,000	5.00%, 12/1/18	1,419,285
500,000	St. Paul Hsg. & Redev. Auth. Rev. Ref. Series 2007 (St. Paul Acad. & Summit Proj.), 5.00%, 10/1/24	520,820
100,000	Victoria Private School Fac. Rev. Series 1999-A (Holy Family Catholic H.S. Proj.), 5.20%, 9/1/11	100,018
		29,365,709
Escrowed To Maturity/Prerefunded (2.1%)
55,000	Guam Economic Dev. Auth. Tobacco Settlement Asset-Backed Series 2001-A, 5.00%, 5/15/22	58,228
	Marshall Medical Center Gross Rev. (Weiner Memorial Medical Center Proj.):
50,000	Series 2003-A, 5.00%, 11/1/14	55,911
850,000	Series 2003-A, 5.85%, 11/1/23	977,143
100,000	Series 2003-A, 6.00%, 11/1/28	115,511
3,500,000	Marshall Medical Ctr. Gross Rev. Series 2006 (Avera Marshall Reg. Med. Ctr. Proj.), 4.75%, 11/1/28	3,913,980
50,000	Northfield Hospital Rev. Series 2001-C, 6.00%, 11/1/21	54,635
465,000	Roseville Dev. Rev. Refunding Series 2004 (Roseville Office Plaza Proj.), 4.625%, 8/1/12	488,594
350,000	St. Paul Hsg. & Redev. Auth. Lease Rev. Series 2001-A (Cmnty. of Peace Academy), 6.375%, 12/1/11	372,194
		6,036,196
General Obligation (0.8%)
650,000	Dakota Co. Cmnty. Dev. Agy. Sr. Hsg. Facs. G.O. Series 2007-A, 5.00%, 1/1/26	692,191
300,000	Metropolitan Council Minneapolis-St. Paul Met. Area Tran. G.O. Series 2008-B, 4.50%, 3/1/26	311,895
605,000	Minneapolis Ref. G.O. Series 1996 (Sports Arena Proj.), 5.125%, 10/1/20	605,986
500,000	Northern Mariana Islands Commonwealth Ref. G.O. Series 2007-B, 5.00%, 10/1/22	410,330
150,000	Sauk Rapids Tax Increment G.O. Series 1997-B, 5.25%, 8/1/12	150,540
100,000	St. Paul Street Impt. Special Assessment G.O. Series 2000-B, 5.30%, 3/1/12	100,378
30,000	Winona Water & Sewer G.O. Series 1998-C, 4.90%, 2/1/13	30,100
		2,301,420
Hospital/Health Care (22.0%)
1,500,000	Bemidji Hlth. Care Facs. Rev. Series 2002 (North Country Hlth. Svcs. Proj.) (Radian insured),
	5.00%, 9/1/24	1,464,870
	Bemidji Hlth. Care Facs. Rev. Ref. Series 2006 (North County Health Svcs. Proj.):
435,000	5.00%, 9/1/21	435,213
250,000	5.00%, 9/1/24	244,145

MINNESOTA TAX-FREE INCOME FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Market Value (1)
4,025,000	Breckenridge Rev. Series 2004-A (Catholic Hlth. Initiatives Proj.), 5.00%, 5/1/30	4,084,208
	Carlton Hlth. Care & Hsg. Fac. Rev. Ref. Series 2006 (Faith Care Ctr. Proj.):
100,000	5.00%, 4/1/13	102,921
400,000	5.20%, 4/1/16	375,080
1,000,000	Chippewa Co. Gross Rev. Series 2007 (Montevideo Hosp. Proj.), 4.625%, 3/1/14	1,011,080
365,000	Cold Spring Hlth. Care Facs. Rev. Series 2008 (Assumption Home, Inc. Proj.), 7.25%, 3/1/23	378,118
	Cold Spring Nursing Home & Sr. Hsg. Rev. Series 2005 (Assumption Home, Inc. Proj.):
135,000	4.70%, 3/1/14	136,222
145,000	4.80%, 3/1/15	142,315
150,000	4.90%, 3/1/16	141,616
285,000	Crookston Hlth. Care Fac. Rev. Ref. Series 2007 (Riverview Hlth. Proj.), 4.75%, 5/1/10	285,351
50,000	Crookston Nursing Home & Multifamily Hsg. Rev Series 2002-A (Villa St. Vincent Proj.), 5.50%, 9/1/11	50,295
400,000	Cuyuna Range Hosp. Dist. Hlth. Fac. Gross Rev.Series 2005, 5.20%, 6/1/25	357,412
1,500,000	Detroit Lakes Hsg. Rev. Ref. Series 2004-E (Mankato Lutheran Proj.), 4.25%, 8/1/34	1,496,580
415,000	Detroit Lakes Hsg. & Hlth. Facs. Rev. Ref. Series 2004-A (CDL Homes Proj.), 4.00%, 8/1/34	415,054
1,500,000	Douglas Co. Gross Hlth. Care Facs. Rev. Series 2008-A (Douglas Co. Hosp. Proj.), 6.00%, 7/1/28	1,533,030
195,000	Duluth Econ. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (St. Luke's Hosp. Proj.), 6.00%, 6/15/12	201,632
769,587	Duluth Sr. Hsg. Loan Participation (Lakeshore Proj.) Series 2004, 4.00%, 8/20/36	723,581
942,611	Duluth Hsg. & Redev. Auth. Sr. Hsg. Fac. Loan Participation (Lakeshore Proj.)
	Series 2005, 5.20%, 12/20/35	907,414
	Elk River Rev. Series 1998 (Care Choice Member Proj.):
660,000	5.60%, 8/1/13	660,383
115,000	5.75%, 8/1/23	101,647
1,925,000	Glencoe Hlth. Care Fac. Rev. Series 2005 (Glencoe Regional Hlth. Svcs. Proj.), 5.00%, 4/1/25	1,837,817
	Hastings Hlth. Care Fac. Rev. Series 1998 (Augustana Home of Hastings Proj.):
120,000	5.20%, 11/1/10	119,303
125,000	5.30%, 11/1/11	124,461
135,000	5.40%, 11/1/12	135,019
140,000	5.50%, 11/1/13	140,025
	Hastings Hlth. Care Fac. Rev. Series 1998 (Regina Med. Ctr.)(ACA insured):
970,000	5.25%, 9/15/18	931,287
705,000	5.30%, 9/15/28	615,493
275,000	Inver Grove Heights Nursing Home Rev. Ref. Series 2006 (Presbyterian Homes Care), 5.00%, 10/1/11	282,210
	Maple Grove Hlth. Care Fac. Rev. Series 2005 (North Memorial Hlth. Care Proj.):
1,000,000	5.00%, 9/1/20	1,006,300
780,000	5.00%, 9/1/29	741,515
	Maple Grove Hlth. Care Sys. Rev. Series 2007 (Maple Grove Hosp. Corp.):
1,200,000	5.25%, 5/1/25	1,234,464
1,500,000	5.25%, 5/1/28	1,522,680
150,000	Marshall Medical Ctr. Gross Rev. Series 2003-B (Weiner Memorial Medical Ctr. Proj.), 4.85%, 11/1/11	159,811
	Meeker Co. Hosp. Facs. Gross Rev. Series 2007 (Mem. Hosp. Proj.):
500,000	5.00%, 11/1/14	507,035
1,000,000	5.625%, 11/1/22	1,002,110
	Minneapolis Hlth. Care Sys. Rev. Series 2008-A (Fairview Hlth Svcs. Proj.):
1,000,000	6.00%, 11/15/18	1,117,430
520,000	6.375%, 11/15/23	576,987
1,000,000	Minneapolis Hsg. & Hlth. Care Facs. Rev. Ref. Series 2007-A (Providence Proj.), 5.50%, 10/1/14	990,050
600,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Rev. Series 2003 (Health Partners Proj.), 5.875%, 12/1/29	602,562
250,000	Minneapolis Pooled Rev. Series 1999 (Care Choice Member Proj.), 5.75%, 4/1/19	234,200
	Minneapolis Hlth. Care Fac. Rev.:
1,470,000	Series 2005 (Jones-Harrison Residence Proj.), 5.40%, 10/1/25	1,333,996
	Series 2005-E (Augustana Chapel View Homes Proj.):
205,000	4.40%, 6/1/10	204,668
220,000	4.55%, 6/1/11	222,985
240,000	4.80%, 6/1/13	242,011
250,000	4.90%, 6/1/14	251,737
255,000	5.00%, 6/1/15	250,956
270,000	5.10%, 6/1/16	257,310
285,000	5.25%, 6/1/17	271,112
	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.) Series 2004-A:
315,000	5.20%, 1/1/11	316,874
500,000	5.75%, 1/1/19	485,495
530,000	5.80%, 1/1/24	488,008
200,000	5.50%, 6/1/27	172,220
120,000	MN Agr. & Econ. Dev. Board Hlth. Care Rev. Series 1999 (Benedictine Care Centers. Proj.), 5.50%, 2/1/10	119,976
	MN Agr. & Econ. Dev. Board Rev.:

MINNESOTA TAX-FREE INCOME FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Market Value (1)
	Evangelical Lutheran Good Samaritan Society Proj.:
405,000	Series 2000, 6.55%, 8/1/16	418,199
1,330,000	Series 2000, 6.625%, 8/1/25	1,366,495
250,000	Series 2002, 5.50%, 2/1/12	261,600
	Series 2000-A (Fairview Hlth. Care Sys. Proj.):
10,000	6.375%, 11/15/22	10,205
130,000	6.375%, 11/15/29	132,126
110,000	Moose Lake Cmnty. Hosp. Dist. Hlth. Facs. Rev. Ref. Series 2005-A (Crossover Proj.), 4.10%, 12/1/10	107,872
	New Hope Hlth. Care Facs. Rev. (MN Masonic Home North Ridge Proj.):
150,000	5.60%, 3/1/12	150,635
1,175,000	5.90%, 3/1/19	1,129,892
920,000	5.875%, 3/1/29	823,796
900,000	Northfield Hospital Rev. Series 2006 5.50%, 11/1/15	924,570
	Olmsted Co. Hlth. Care Fac. Rev. Series 1998 (Olmsted Medical Ctr. Proj.):
775,000	5.45%, 7/1/13	775,543
900,000	5.55%, 7/1/19	899,010
240,000	Pine Island Hlth. Care Facs. Rev. Series 2001 (Olmsted Med. Ctr. Proj.), 5.00%, 7/1/10	240,046
180,000	Puerto Rico Indus. Tourist Educ. Med. & Environmental Ctl. Facs. Rev. Series 1995-A
	(Hosp. Auxilio Oblig. Group Proj.), 6.25%, 7/1/16	180,311
	Redwood Falls Hosp. Fac. Gross Rev. Series 2006 (Redwood Area Hosp. Proj.):
100,000	5.00%, 12/1/10	100,289
1,000,000	5.00%, 12/1/21	987,600
100,000	Rochester Hlth. Care Facs. Rev. Series 2006 (Mayo Clinic Proj.), 5.00%, 11/15/36	100,863
	Sauk Rapids Hlth. Care & Hsg. Facs. Rev. Series 2009 (Good Shepherd Lutheran Home Proj.):
100,000	5.00%, 1/1/12	101,500
115,000	5.00%, 1/1/13	116,726
1,000,000	6.75%, 1/1/24	1,026,710
1,000,000	7.25%, 1/1/29	1,026,320
	Shakopee Hlth. Care Facs. Rev. Series 2004 (St. Francis Regl. Med. Ctr. Proj.):
125,000	5.10%, 9/1/25	119,911
3,475,000	5.25%, 9/1/34	3,208,502
	Stillwater Hlth. Care Rev. Series 2005 (Hlth. Sys. Obligation Proj.):
2,500,000	5.00%, 6/1/25	2,501,075
750,000	5.00%, 6/1/35	699,923
510,000	St. Cloud Hosp. Facs. Rev. Ref. Series 1996-B (St. Cloud Hosp. Proj.), 5.00%, 7/1/20	505,487
1,000,000	St. Louis Park Hlth. Care Facs. Rev. Series 2008-C (Park Nicollet Hlth. Svcs. Proj.), 5.50%, 7/1/23	1,014,230
2,000,000	St. Louis Park Hlth. Care Facs. Rev. Series 2009 (Park Nicollet Hlth. Svcs. Proj.), 5.50%, 7/1/29	1,978,780
	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 1998 (Regions Hosp. Proj.):
250,000	5.00%, 5/15/10	250,340
60,000	5.00%, 5/15/11	60,058
1,365,000	5.20%, 5/15/13	1,366,229
2,070,000	5.25%, 5/15/18	2,070,000
1,944,214	St. Paul Hsg. & Redev. Auth. Nursing Home Dev. Rev. Series 2006, 5.63%, 10/1/33	1,613,581
1,210,000	St. Paul HRA Rev. Refunding Series 1996-C (St. Mary's Home Proj.), 7.00%, 7/1/21	1,210,290
	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2005 (Gillette Childrens Hosp. Proj.):
200,000	5.00%, 2/1/13	204,982
210,000	5.00%, 2/1/14	215,048
160,000	5.00%, 2/1/15	158,650
265,000	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2001-A (Model Cities Hlth. Ctr.), 6.50%, 11/1/11	269,860
145,000	St. Paul Port Auth. Lease Rev. Series 2005-A (Health East Midway Campus Proj.), 5.00%, 5/1/10	144,769
50,000	Washington Co. Hsg. & Redev. Auth. Hosp. Rev. Series 1998 (Healtheast Proj.), 5.25%, 11/15/12	49,713
		62,268,010
Industrial / Pollution Control (2.7%)
200,000	Burnsville Solid Waste Rev. Refunding Series 2003-A (Freeway Transfer Inc. Proj.), 4.15%, 4/1/10	200,702
1,600,000	Cohasset Poll. Ctl. Rev. Ref. Series 2004 (Coll. Allete Proj.) (Radian-IBCC insured), 4.95%, 7/1/22	1,616,048
615,000	Cohasset Pollution Ctrl. Rev. Refunding Series 2004 (Allete, Inc. Proj.), 4.95%, 7/1/22	622,165
500,000	Otter Tail Co. Rev. Sub. Series 2007-A (Otter Tail Proj.), 7.50%, 11/1/19 (3)	140,420
	Owatonna Industrial Dev. Rev. Series 1997 (Slidell, Inc. Proj.):
280,000	7.25%, 5/1/14 (7)	185,500
505,000	7.375%, 5/1/17 (7)	334,563
	Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. :
300,000	Series 2002, 4.00%, 5/15/10	301,143
920,000	Series 2002, 5.375%, 5/15/33	878,158
	Virgin Islands Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2001:
750,000	zero coupon, 4.95% effective yield, 5/15/14	753,713
1,125,000	5.00%, 5/15/21	1,084,286
1,425,000	White Earth Band of Chippewa Indians Rev. Series 2000-A, 7.00%, 12/1/11	1,478,993
		7,595,691

MINNESOTA TAX-FREE INCOME FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Market Value (1)
Insured (4.1%)
1,000,000	Duluth Econ. Dev. Auth. Health Care Facs. Rev. Series 1993-C (Benedictine Hlth.), 6.00%, 2/15/12	1,005,600
20,000	Itasca Co. ISD No. 318 G.O. Series 1996 (MBIA insured), 5.20%, 2/1/10	20,076
	Minneapolis & St. Paul Metro Airport Comm. Airport Rev.:
1,000,000	Sub. Series 2001-D, 5.75%, 1/1/14	1,033,010
2,010,000	Ref. Sub. Series 2005-C, 5.00%, 1/1/22	2,083,687
1,750,000	Sub. Series 2007-B, 5.00%, 1/1/25	1,812,667
200,000	Plymouth Health Facs. Rev. Series 1994-A (West Health Proj.), 6.125%, 6/1/24	200,204
1,000,000	Puerto Rico Cwlth. Pub. Impt. G.O. Series 2001, 5.25%, 7/1/20	1,066,530
600,000	Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 2007-UU (FSA insured), variable rate, 7/1/29	451,950
	St. Cloud Hlth. Care Rev.:
375,000	Series 2000-A (St. Cloud Hosp. Obligated Group) (FSA insured), 5.75%, 5/1/26	379,943
1,000,000	Series 2008 (CentraCare Hlth. Sys. Proj.), 5.50%, 5/1/39	1,023,740
2,105,000	St. Paul Hsg. & Redev. Sales Tax Rev. Refunding Series 1996 (Civic Center Proj.)
	(FSA insured), 7.10%, 11/1/23	2,525,979
		11,603,386
Multifamily Mortgage (17.8%)
	Apple Valley Multifamily Hsg. Rev. Refunding Series 1998-A (Mtg. Loan/Apple Valley
1,520,000	Villa Proj.) (GNMA collateralized), 5.25%, 8/1/18	1,521,444
	Austin Hsg. & Redev. Auth. Governmental Hsg. Gross Rev. (Courtyard Res. Proj.):
625,000	Series 2000-A, 7.15%, 1/1/20	625,594
500,000	Series 2000-A, 7.25%, 1/1/32	500,155
2,715,000	Carver Co. Hsg. & Redev. Auth. Multifamily Hsg. Gross Rev. & Ltd. Tax Refunding Series 1997-A
	(Lake Grace Apts. Proj.), 6.00%, 7/1/28	2,589,730
495,000	Chaska Multifamily Hsg. Rev. Series 1999 (West Suburban Hsg. Partners Proj.), 5.375%, 9/1/14	463,206
500,000	Cloquet Hsg. Fac. Rev. Ref. Series 2005-A (HADC Cloquet LLC Proj.), 5.50%, 8/1/25	433,340
700,000	Coon Rapids Multifamily Hsg. Rev. Refunding Series 1997-A (Margaret Place Apts. Proj.),
	6.50%, 5/1/25	687,939
	Coon Rapids Senior Hsg. Rev. Refunding Series 1998 (Epiphany Sr. Citizens Hsg. Corp. Proj.):
170,000	5.50%, 11/1/10	169,194
545,000	5.80%, 11/1/18	544,984
2,565,000	Cottage Grove Sr. Hsg. Rev. Series 2006-A (Cottage Grove, Inc. Proj.), 5.00%, 12/1/31	2,057,566
	Eden Prairie Multifamily Hsg. Rev. Refunding :
470,000	Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.00%, 8/20/21	503,610
675,000	Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.15%, 8/20/31	718,578
1,185,000	Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.20%, 2/20/43	1,259,181
459,000	Subordinate Series 2001-C (Rolling Hills Proj.), 9.00%, 4/1/43	459,055
	Eveleth Multifamily Hsg. Rev. Sr. Series 2006-A1 (Manor House Woodland Proj.):
140,000	4.95%, 10/1/10	140,267
100,000	5.00%, 10/1/11	102,622
155,000	5.10%, 10/1/12	155,294
165,000	5.15%, 10/1/13	165,807
	Fairmont Hsg. Fac. Rev. Series 2002-A1 (Homestead-GEAC Proj.):
530,000	6.625%, 10/1/11	540,467
295,000	6.875%, 10/1/14	300,755
	Fairmont Hsg. Fac. Rev. Series 2005-A (Goldfinch Estates-GEAC Proj.):
300,000	5.75%, 10/1/17	283,212
290,000	6.00%, 10/1/21	270,509
	Golden Valley Rev. Series 1999-A (Covenant Retirement Cmntys. Proj.):
695,000	5.50%, 12/1/25	652,869
2,000,000	5.50%, 12/1/29	1,845,300
	Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place and Forest Park West Apts. Proj.):
500,000	Series 1999-A, 5.20%, 10/1/19	487,280
1,660,000	Series 1999-A, 5.30%, 10/1/29	1,485,800
245,000	Inver Grove Heights Nursing Home Rev. Ref. Series 2006 (Presbyterian Homes
	Care Proj.), 5.50%, 10/1/33	213,667
1,400,000	Maplewood Multifamily Hsg. Rev. Series 1998 (Park Edge Apts. Proj.), 6.50%, 5/1/29	1,254,190
2,765,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. Series (Torre De San Proj.)
	(GNMA Collateralized), 4.75%, 1/20/42	2,500,196
	Minneapolis Multifamily Hsg. Rev.:
270,000	Series 1996 (Belmont Apts.), 7.25%, 11/1/16	269,965
3,145,000	Series 1996-A (Nicollet Towers) (Section 8), 6.00%, 12/01/19	3,147,422
1,200,000	Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 5.10%, 12/20/18	1,200,600
310,000	Series 2000 (Garr Scott Loft Proj.) (LOC U.S. Bank), 5.95%, 5/1/30	313,605
830,000	Series 2007 (Blaisdell Apts. Proj.), 5.10%, 4/1/17	734,674
	Ref. Series 2007-A (Keeler Apts. Proj.):
150,000	4.50%, 10/1/12	149,722
580,000	4.65%, 10/1/15	560,361

MINNESOTA TAX-FREE INCOME FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Market Value (1)
	Moorhead Sr. Hsg. Rev. Series 2006 (Sheyenne Crossing Proj.):
370,000	5.00%, 4/1/13	380,808
170,000	5.10%, 4/1/14	170,746
	MN HFA Hsg. Fin. Agy. Rental Hsg.:
85,000	Series 2004-A, 4.875%, 8/1/24	84,777
	Series 1997-A:
60,000	5.40%, 8/1/10	60,137
125,000	5.45%, 8/1/11	125,237
1,350,000	MN HFA Residential Hsg. Rev. Series 2006-I, 5.00%, 7/1/21	1,369,548
650,000	MN HFA Residential Hsg. Rev. Series 2006-A1, 5.10%, 8/1/47	612,671
	Minnetonka Multifamily Hsg. Rev. Ref. Series 1999-A (GNMA coll.) (Archer Heights Apts. Proj.):
540,000	5.10%, 7/20/13	551,480
975,000	5.20%, 1/20/18	984,370
	North Oaks Sr. Hsg. Rev. Series 2007 (Presbyterian Homes North Oaks Proj.):
500,000	5.25%, 10/1/13	507,000
1,565,000	5.625%, 10/1/17	1,582,966
500,000	5.75%, 10/1/22	491,535
115,000	Northwest MN Multi Co. Hsg. & Redev. Auth. Hsg. Rev. Series 2005-A (Pooled Hsg. Proj.), 4.75%, 7/1/10	115,028
	Norwood Young America Econ. Dev. Auth. Gov. Rev. Series 2005-A (Harbor at Peace Village Proj.):
140,000	5.35%, 8/1/15	136,763
200,000	5.625%, 8/1/20	187,472
550,000	5.75%, 8/1/25	492,080
250,000	6.00%, 8/1/31	222,610
460,000	Oakdale Multifamily Sr. Hsg. Rev. Refunding Series 2004 (Oak Meadows Proj.), 5.00%, 4/1/12	469,876
725,000	Oronoco Multifamily Hsg. Rev. Ref. Series 2006 (Wedum Shorewood Campus Proj.), 4.70%, 6/1/11	736,723
125,000	Pine City Hlth. Care & Hsg. Rev. Series 2006-A (North Branc Proj.), 4.50%, 10/20/16	128,693
500,000	Richfield Sr. Hsg. Rev. Refunding Series 2004-A (Richfield Sr. Hsg., Inc. Proj.), 5.00%, 12/1/15	487,740
2,800,000	Rochester Multifamily Rev. Refunding Series 2000-A (Weatherstone Apts. Proj.) (LOC Household Fin.)
	(Mandatory Put 9/1/17) 6.375%, 9/1/37	3,082,884
	Rochester Health Care & Hsg. Rev. Series 2009-A (Samaritan Bethany):
430,000	5.25%, 12/1/17	422,884
455,000	5.50%, 12/1/18	446,815
475,000	5.75%, 12/1/19	465,847
600,000	St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1998
	(Northway Manor Apts. Proj.) (Section 8), 5.35%, 12/1/18	507,786
1,280,000	St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Series 1993 (Germain Towers Proj.)
	(Section 8), 5.90%, 9/1/20	1,093,466
180,000	St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Series 1995
	(Sun Cliffe Apts. Proj.) (GNMA collateralized), 5.875%, 7/1/15	182,347
1,000,000	St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Ref. Series 2007-A,
	(Marian Ctr. Proj.), 5.20%, 11/1/22	842,640
	St. Paul Hsg. & Redev. Auth. Rev. Series 2007-A (Rossy & Richard Schaller Proj.):
400,000	5.15%, 10/1/42	299,676
450,000	4.80%, 10/1/18	425,205
670,000	Stillwater Multifamily Hsg. Rev. Series 2007 (Orleans Homes LP Proj.), 5.00%, 2/1/17	627,716
120,000	Victoria Sr. Hsg. Rev. Series 2003 (Chanhassen, Inc. Proj.), 5.50%, 8/1/18	114,007
	Washington Co. Hsg. & Redev. Auth. Governmental Hsg. Rev. Ref. Series:
755,000	1999-A (Briar Pond Apts. Proj.) (GNMA collateralized), 5.50%, 2/20/14	755,506
695,000	2002 (Woodland Park Apts. Proj.) (Co. Guaranteed), 4.70%, 10/1/26	696,911
1,000,000	Willmar Hsg. & Redev. Auth. Multifamily Rev. Sub. Series 2008-B (Copperleaf Proj.), 8.00%, 3/15/41	1,008,690
250,000	Woodbury Econ. Dev. Auth. Sr. Hsg. Rev. Series 2006-B (Summerhouse Woodbury Proj.),
	5.75%, 6/1/41	215,818
		50,394,618
Municipal Lease (2.2%)
200,000	Andover Econ. Dev. Auth. Public Fac. Lease Rev. Series 2004 (Cmnty. Ctr. Proj.), 5.125%, 2/1/24	221,262
300,000	Andover Econ. Dev. Auth. Lease Rev. Prerefunded Series 2004 (Cmnty. Ctr. Proj.), 5.125%, 2/1/24	331,893
40,000	Anoka Co. C.O.P. Series 1998, 5.40%, 6/1/28	40,030
1,797,568	Carver Scott Co. Lease Purchase Agreement Series 2005, 5.00%, 8/4/20	1,546,664
72,000	Hennepin Co. Hsg. & Redev. Auth. Rev. Series 1993-A (Community Provider Program), 5.70%, 8/1/13	72,192
489,073	Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 4.78%, 3/15/13	483,850
	Virginia Hsg. & Redev. Auth. Hlth. Care Fac. Lease Rev. Series 2005:
300,000	4.50%, 10/1/10	303,099
1,250,000	5.125%, 10/1/20	1,225,125
150,000	5.25%, 10/1/14	155,891
400,000	5.25%, 10/1/25	379,424
1,455,000	Winona Indpt. Sch. Dist. 861 Lease Purchase, 6.04%, 8/1/24	1,456,280
		6,215,710

MINNESOTA TAX-FREE INCOME FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Market Value (1)
Public Facilities (0.4%)
50,000	MN Agr. Soc. State Fair Rev. Series 2003, 5.00%, 9/15/20	50,113
250,000	Rockville Econ. Dev. Auth. Pub. Proj. Lease Rev. Series 2005-A, 4.00%, 2/1/14	258,398
	Spring Grove Econ. Dev. Auth. Pub. Proj. Rev. Series 2006-A:
135,000	4.625%, 2/1/12	137,194
255,000	5.00%, 2/1/16	256,448
125,000	5.10%, 2/1/18	125,050
	Victoria Recreational Facility Gross Rev. Series 2002:
70,000	4.75%, 2/1/12	70,232
75,000	4.75%, 8/1/12	75,248
85,000	5.10%, 8/1/15	85,306
205,000	Victoria Rec. Fac. Gross Rev. Ref. Crossover Series 2006-A, 4.55%, 8/1/17	175,886
		1,233,875
Single Family Mortgage (15.5%)
	Dakota Co. Cmnty. Dev. Agy. Single Family Mtg. Rev.:
2,422,310	Series 2006 (FNMA, GNMA, & FHLMC backed), 5.30%, 12/1/39	2,503,239
1,770,085	Series 2007-A (FNMA, GNMA, & FHLMC backed), 5.125%, 12/1/40	1,813,222
	Minneapolis- St. Paul Hsg. Fin. Bd. Single Family Mtg. Rev. (FNMA & GNMA backed):
120,000	Series 1997, 6.25%, 11/1/30	123,709
1,039,406	Series 2005-A3, 5.10%, 4/1/27	1,092,312
367,866	Series 2006-A3, 5.70%, 4/1/27	383,471
1,599,931	Series 2006-A5, 5.45%, 4/1/27	1,654,137
3,597,189	Series 2007-A1, 5.25%, 12/1/40	3,708,090
860,000	Series 2007-A2, 5.52%, 3/1/41	905,967
	MN HFA Single Family Mtg. Rev.:
285,000	Series 1994-E, 5.60%, 7/1/13	285,741
190,000	Series 1994-E, 5.90%, 7/1/25	190,163
45,000	Series 1996-D, 6.00%, 1/1/16	45,087
165,000	Series 1997-I, 5.50%, 1/1/17	165,000
70,000	Series 1996-H, 6.00%, 1/1/21	70,082
335,000	Series 1997-D, 5.85%, 7/1/19	348,681
15,000	Series 1997-E, 5.90%, 7/1/29	15,072
10,000	Series 1997-G, 6.00%, 1/1/18	10,000
460,000	Series 1998-C, 5.25%, 1/1/17	460,000
130,000	Series 1998-F-1, 5.45%, 1/1/17	131,369
40,000	Series 1998-F, 5.70%, 1/1/17	40,437
60,000	Series 1998-A, 4.90%, 7/1/10	60,496
2,045,000	Series 1998-G, 6.00%, 7/1/22	2,073,610
840,000	Series 1999-B, 5.20%, 7/1/17	840,000
260,000	Series 1999-B, 5.25%, 1/1/20	260,000
45,000	Series 1999-H, 5.30%, 7/1/11	45,960
75,000	Series 2000-A, 5.75%, 7/1/18	75,000
90,000	Series 2000-C, 6.10%, 7/1/30	90,000
420,000	Series 2001-A, 5.35%, 7/1/17	436,061
775,000	Series 2002-E, 5.00%, 1/1/20	784,145
290,000	Series 2003-I, 4.30%, 7/1/11	296,281
540,000	Series 2003-I, 5.10%, 7/1/20	545,929
490,000	Series 2005-G, 4.30%, 1/1/18	499,844
1,455,000	Series 2006-B, 5.00%, 1/1/37	1,489,804
1,950,000	Series 2006-M, 4.80%, 7/1/26	1,900,119
925,000	Series 2007-D, 5.50%, 1/1/38	960,742
1,000,000	Series 2007-I, 4.75%, 7/1/27	964,290
1,975,000	Series 2007-Q, 5.15%, 7/1/28	1,980,234
1,975,000	Series 2007-Q, 5.25%, 7/1/33	1,964,454
1,160,000	Series 2008-B, 5.50%, 7/1/28	1,190,172
1,495,000	Series 2008-B, 5.65%, 7/1/33	1,529,744
2,000,000	Series 2009-E, 5.05%, 7/1/34	2,005,980
6,250,000	Series 2009-E, 5.10%, 7/1/40	6,240,437
250,000	Series 2009-A, 5.20%, 1/1/23	262,427
1,535,000	Series 2009-B, 5.90%, 7/1/28	1,597,904
1,845,000	Series 2009-B, 5.00%, 7/1/38	1,917,601
		43,957,013
Transportation (2.4%)
	Minneapolis & St. Paul Metro Airport Comm. Airport Rev.:
2,145,000	Series 2000-B, 6.00%, 1/1/18	2,172,241
20,000	Series 2001-B, 5.75%, 1/1/16	20,454
1,500,000	Sub. Series 2005-B, 5.00%, 1/1/25	1,455,345
100,000	Ref. Sub. Series 2005-C, 5.00%, 1/1/31	100,836

MINNESOTA TAX-FREE INCOME FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Market Value (1)
2,500,000	Ref. Series 2009-B, 5.00%, 1/1/22	2,518,025
1,000,000	Puerto Rico Cwlth. Hwy. & Trnsn. Auth. Rev. Ref. Series 2007-N (FSA insured), variable rate, 7/1/45	479,500
		6,746,401
Utility (5.3%)
1,000,000	Chaska Elec. Rev. Ref. Series 2005-A (Generating Facs. Proj.), 5.25%, 10/1/25	1,039,610
	MN Muni Pwr. Agy. Elec. Rev.:
2,000,000	Series 2004-A, 5.25%, 10/1/24	2,080,700
1,465,000	Series 2005, 5.00%, 10/1/35	1,475,797
700,000	Series 2007, 5.25%, 10/1/27	735,854
	North Branch Elec. Sys. Rev. Series 2008-B:
250,000	5.00%, 8/1/22	258,050
500,000	5.75%, 8/1/28	524,220
1,250,000	Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/25	952,813
2,000,000	Puerto Rico Elec. Pwr. Auth. Rev. Series 2005-RR, 5.00%, 7/1/22	2,013,860
	Southern MN Pwr. Agy. Pwr. Supply Sys. Rev.:
3,100,000	Series 2006, 4.84%, 1/1/13	2,906,529
2,000,000	Series 2009-A, 5.25%, 1/1/30	2,102,460
780,000	Virgin Islands Water & Power Auth. Water Sys. Rev. Ref. Series 1998, 5.50%, 7/1/17	783,338
		14,873,231

Other Revenue Bonds (9.7%)
830,000	Brooklyn Park Econ. Dev. Auth. Tax Increment Rev. Series 2007-A (Huntington Site Dev. Proj.),
	5.00%, 2/1/10	831,511
	Columbia Heights Econ. Dev. Auth. Tax Increment Rev. Series 2007 (Huset Park Area Redev. Proj.):
288,000	5.00%, 2/15/17	262,431
510,000	5.20%, 2/15/22	431,618
900,000	Commissioner of Iron Range Resources and Rehab. Gross Rev. (Giant's Ridge Rec. Area Proj.),
	Series 2000, 7.25%, 11/1/16	920,709
724,490	Crystal Governmental Fac. Rev. Series 2006, 5.095%, 12/15/26	574,151
	Guam Gov. Section 30 Ltd. Obligation Rev. Series 2009-A:
1,000,000	5.50%, 12/1/19	1,035,270
400,000	5.375%, 12/1/24	399,776
	Lakeville Liquor Rev. Series 2007:
145,000	5.00%, 2/1/11	145,438
190,000	5.00%, 2/1/17	179,575
210,000	5.00%, 2/1/22	184,542
230,000	McLeod Co. Commercial Dev. Rev. Series 2005 (Southwest MN Foundation Proj.), 5.125%, 12/1/31	218,521
	Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
55,000	Series 1996-1 (LOC-U.S. Bank), 6.00%, 6/1/11	55,945
475,000	Series 1999-1A (Discount Steel), 5.25%, 6/1/19	475,446
160,000	Series 2000-G2 (LOC-U.S. Bank), 6.00%, 12/1/20	162,114
	Minneapolis Tax Increment Rev. Refunding Series 2007 (East River/Unocal Site Proj.):
120,000	4.80%, 2/1/12	119,357
245,000	5.10%, 2/1/17	228,048
240,000	5.20%, 2/1/21	211,932
	Minneapolis Tax Increment Rev. Refunding Series 2004 (St. Anthony Falls Proj.):
600,000	4.50%, 2/1/13	570,936
100,000	4.50%, 2/1/10	99,869
100,000	4.60%, 2/1/11	98,448
125,000	4.70%, 2/1/12	121,627
125,000	4.80%, 2/1/13	120,144
550,000	Minneapolis Tax Increment Rev. Series 2006 (Grant Park Proj.), 5.00%, 2/1/16	515,091
	Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. Series 2006 (Metroplaines Proj.):
156,000	4.25%, 8/15/11	159,033
1,195,000	5.00%, 2/15/27	1,083,578
280,000	Puerto Rico Cwlth. Infrastructure Fin. Auth. Spl. Tax. Rev. Ref. Series 2005-C
	zero coupon, 8.40% effective yield, 7/1/28	81,774
1,000,000	Puerto Rico Sales Tax Fin. Corp. Rev. Series 2009-A, zero coupon, 6.75% effective yield, 8/1/32	762,020
	St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. Series 2007 (Silver Lake Vlg. Phase 1A Proj.):
500,000	4.75%, 2/1/17	462,430
500,000	4.90%, 2/1/22	418,675
	St. Paul Hsg. & Redev. Auth. Rev. Series 2008 (Jimmy Lee Rec. Ctr. Proj.):
500,000	4.75%, 12/1/26	512,245
500,000	5.00%, 12/1/32	507,160
	St. Paul Hsg. & Redev. Auth. Tax Increment Rev.:
100,000	Series 2001 (US Bank Operations Ctr. Proj.), 5.70%, 8/1/12	99,781
800,000	Series 2001 (US Bank Operations Ctr. Proj.), 6.125%, 8/1/19	728,752
1,086,000	Series 2002 (North Quadrant Owner Occupied Proj. Phase 2), 7.00%, 2/15/28	971,470

MINNESOTA TAX-FREE INCOME FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Market Value (1)
967,000	Series 2002 (North Quadrant Owner Occupied Proj. Phase 1), 7.50%, 2/15/28	907,878
2,996,000	Series 2002-A (Upper Landing Proj.), 6.80%, 3/1/29	2,664,792
1,922,000	Series 2002-B-2 (Upper Landing Proj.), 6.90%, 3/1/29	1,728,301
1,131,000	Series 2002 (Drake Marble Proj.), 6.75%, 3/1/28	1,009,485
1,215,000	Series 2004 (9th St. Lofts Proj.), 6.375%, 2/15/28	1,041,036
	St. Paul Port Auth. Lease Rev. Series 2007-1 (Regions Hosp. Parking Ramp Proj.):
200,000	5.00%, 8/1/10	200,458
390,000	5.00%, 8/1/11	393,705
805,000	5.00%, 8/1/21	737,807
2,150,000	5.00%, 8/1/36	1,674,786
715,000	St. Paul Recreational Facs. Gross Rev. Series 2005 (Highland National Proj.), 5.00%, 10/1/25	753,689
	Steele Co. Hlth. Care Fac. Gross Rev. Refunding Crossover Series 2005-B:
475,000	4.65%, 6/1/20	473,433
300,000	5.00%, 6/1/30	289,566
620,000	Steele Co. Hlth. Care Fac. Gross. Rev. Prerefunded Series 2000 (Elderly Hsg. Proj.), 6.625%, 6/1/20	633,882
	Virgin Islands Pub. Fin. Auth.:
95,000	Rev. Gross Receipts Taxes Loan Series 1999-A, 5.625%, 10/1/10	97,382
125,000	Sr. Lien Rev. Series 2004-A, 5.25%, 10/1/21	125,510
1,000,000	Rev. Series 2009-A (Diago Proj.), 6.625%, 10/1/29	1,051,240
		27,532,367

Total municipal bonds (cost: $275,722,519)		270,123,627

Closed-End Mutual Funds (0.9%) (2)
10,900	Delaware Investments Minnesota Municipal Income Fund II	133,307
44,100	First American Minnesota Municipal Income Fund II	654,003
117,900	MN Municipal Income Portfolio	1,739,025

Total closed-end mutual funds (cost: $2,302,267)		2,526,335

Short-Term Securities (3.0%) (2)
8,350,865	Wells Fargo Minnesota Municipal Cash Fund, 0.01%	8,350,865

Total Short-Term Securities (cost: $8,350,865)

Total investments in securities (cost: $286,375,651)		$281,000,827

Other Assets and Liabilities, Net (+0.67%)	1,905,619

Total Net Assets	$282,906,446

Aggregate Cost	286,375,651

Gross Unrealized Appreciation	4,287,874
Gross Unrealized Depreciation	(9,662,697)
Net Unrealized Appreciation(Depreciation)	(5,374,823)

Notes To Schedule of Investments:

(1) Securities Valuation:

The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting  Standards No. 157 ("FAS 157").  FAS 157 establishes a single definition of fair value, creates a  three-tier hierarchy as a framework for measuring fair value based on inputs used to value the  Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an  independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities.  When prices are not readily available, or are determined not to reflect fair value,  the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors.  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

Valuation Inputs at Value
Level 1 - Quoted Prices
Equity securities (includes sweep Funds and closed-end Funds)	$10,877,200
Level 2 - Other Significant Observable Inputs
Debt securities issued by states of the U.S. & its political subdivisions	$270,123,627
Level 3 - Significant Unobservable Inputs	—
Total	$281,000,827

(2) Percentage figures indicate percentage of total net assets.

(3) Presently non-income producing securities.

SIT HIGH INCOME MUNI BOND FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value (1)
Municipal Bonds (95.4%) (2)

Alabama (2.4%)
300,000	Bessemer Med. Clinic Rev. (Bessemer Carraway)	7.25	4/1/2015	300,714
250,000	Cullman Co. Health Care Auth. Rev.	6.25	2/1/2023	243,245
400,000	Health Care Auth. For Baptist Health Rev.	6.13	11/15/2036	422,740
100,000	Huntsville-Redstone Vlg. Spl. Care Facs. Auth.	5.25	1/1/2015	97,452
150,000	Pell City Spl. Care. Rev. (Noland Hlth. Svcs.)	5.25	12/1/2027	141,672
260,000	University of Alabama Birmingham Hosp. Rev.	5.75	9/1/2022	279,807
				1,485,630
Alaska (1.3%)
250,000	AK Indl. Dev. & Expt. Rev. (Boys & Girls Home)	5.50	12/1/2012	250,652
150,000	Aleutians East Borough (Aleutian Pribilof Islands)	5.00	6/1/2020	134,202
300,000	Aleutians East Borough (Aleutian Pribilof Islands)	5.50	6/1/2025	265,203
150,000	Matanuska-Susitna Boro COP (Animal Care)	5.75	3/1/2023	154,816
				804,873
Arizona (5.2%)
92,750	AZ Hlth. Facs. Auth. Rev. (New AZ Family)	5.25	1/7/2027	72,292
100,000	Coconino Co. Poll. Ctrl. Corp. Rev.	5.50	6/1/2034	105,175
250,000	Festival Ranch Cmnty. Facs. Dist. G.O.	6.25	7/15/2024	251,955
250,000	Flagstaff Indl. Dev. Auth. (Sr. Living Cmnty.)	5.50	7/1/2022	205,650
250,000	Pima Co. Indl. Dev. Auth. (Coral Academy Science)	6.38	12/1/2018	242,803
100,000	Pima Co. Indl. Dev. Rev. (Academic Success)	5.38	7/1/2022	87,745
250,000	Pima Co. Indl. Rev. Ref. (Tucson Country Day Sch.)	5.00	6/1/2022	211,538
235,000	Pima Co. Indl. Dev. Rev. (AZ Charter Schools)	6.10	7/1/2024	206,781
370,000	Pima Co. Indl. Dev. Rev. (AZ Charter Schools)	6.75	7/1/2031	336,759
200,000	Pinal Co. Indl. Dev. Rev. (Florence West Prison)	5.25	10/1/2018	197,228
150,000	Scottsdale Indl. Rev. Ref. (Scottsdale Healthcare)	5.25	9/1/2030	138,431
593,000	Southside Cmnty. Spl. Assmt. Rev. (Prescott Vy.)	6.13	7/1/2018	548,383
300,000	University Med. Ctr. Corp. Hosp. Rev.	6.25	7/1/2029	320,136
270,000	West Campus Hsg. LLC Rev. (AZ St. West Campus)	5.00	7/1/2025	250,981
				3,175,857
California (8.1%)
200,000	Abag Fin. Auth. Nonprofit COP (Channing House)	5.38	2/15/2019	192,660
250,000	Agua Caliente Band Cahuilla Indians Rev.	6.00	7/1/2018	242,822
295,000	Alameda Transn. Auth. Sub. Lien Rev. Ref.	6.15	10/1/2018	177,212
150,000	CA Tob. Sec. Corp. Asset-Backed Sr. Rev.	5.10	6/1/2028	127,060
250,000	CA Fin. Auth. Rev. (Kern Regl. Ctr.)	6.88	5/1/2025	252,967
400,000	CA Fin. Auth. Educ. Fac. Rev. (King/Chavez)	8.00	10/1/2022	437,624
125,000	CA Mobilehome Pk. Fing. Rev. (Ranch Vallecitos)	5.25	11/15/2036	101,352
250,000	CA Sr. Living Rev. (Pilgrim Pl. Claremont)	5.88	5/15/2029	253,485
250,000	CA Sch. Facs. Fin. Auth. Rev. (Azusa Sch. Dist.)	6.00	8/1/2029	169,475
140,000	CA Statewide Cmntys. Rev. (Lancer Educ.)	5.40	6/1/2017	129,028

SIT HIGH INCOME MUNI BOND FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value (1)
100,000	CA Statewide Cmntys. Spl. Tax Rev. (Orinda)	6.00	9/1/2029	85,052
500,000	Center Uni. Sch. Dist. G.O. (1991 Election)	6.07	8/1/2031	116,365
200,000	El Centro Redev. Agy. Tax. Alloc.	4.25	11/1/2024	173,536
250,000	El Paso De Robles Redev. Agy. Tax. Alloc.	6.38	7/1/2033	254,722
245,000	Foothill/Eastern Corridor Agy. Toll Rd. Rev. Ref.	9.65	1/15/2022	105,406
500,000	Hartnell Cmnty. College Cap. Appreciation	7.00	8/1/2034	242,935
250,000	Lancaster Redev. Agy. Tax Alloc. (Redev. Projs)	6.00	8/1/2024	261,475
20,000	Los Angeles Regl. Arpts. Impt. Lease Rev.	10.25	1/1/2013	20,750
250,000	Palmdale Cmnty. Redev. Agy. Tax. Alloc.	6.95	12/1/2020	134,455
120,000	Palm Desert Fin. Auth. Tax. Alloc. Rev. Ref.	5.00	10/1/2023	118,349
450,000	Rialto Redev. Agy. Tax Alloc. (Merged Proj.)	6.25	9/1/2037	458,078
250,000	Richmond Jt. Pwrs. Lse. Rev. (Point Potrero)	6.25	7/1/2024	261,998
250,000	Rohnert Park Cmnty. Dev. Tax. Alloc.	7.75	8/1/2030	64,468
250,000	San Gorgonio Hlth. Care G.O. (Election 2006)	7.00	8/1/2027	267,233
250,000	South Bayside Waste Mgmt. Rev. (Shoreway Environ.)	6.25	9/1/2029	268,545
				4,917,052
Colorado (3.9%)
250,000	Co. Hlth. Facs. Rev. Ref. (Valley View Hosp.)	5.50	5/15/2028	243,500
250,000	CO Hlth. Facs. Auth. Rev. (Amern. Baptist)	6.50	8/1/2015	248,830
195,000	Denver Hlth. & Hosp. Auth. Healthcare Rev.	1.32	12/1/2033	132,600
1,000,000	E-470 Pub. Hwy. Auth. Cap. Appeciation Rev.	6.20	9/1/2028	297,030
150,000	E-470 Pub. Hwy. Auth. Rev.	5.50	9/1/2024	147,031
350,000	Gunnison Co. (Western State College)	6.10	7/15/2019	353,059
300,000	Fruita Rev. (Family Hlth. West)	7.00	1/1/2018	301,272
250,000	La Junta Hosp. Rev. (Ark Valley Regl. Med. Ctr.)	6.10	4/1/2024	237,212
285,000	CO Pub. Auth. For Energy Nat. Gas. Rev.	5.75	11/15/2018	298,546
150,000	Walker Field Pub. Arpt. Auth Rev.	4.75	12/1/2027	135,062
				2,394,142
Connecticut (0.7%)
50,000	CT DFA Pollution Ctl. Rev. Ref. (CT Light & Power)	5.85	9/1/2028	50,233
250,000	Hamden Fac. Rev. (Whitney Ctr. Proj.)	6.13	1/1/2014	246,055
250,000	Mashantucket Western Pequot Tribe Spl. Rev.	5.75	9/1/2018	140,130
				436,418
District of Columbia (1.5%)
250,000	DC Rev. (Friendship Pub. Charter Sch.)	5.00	6/1/2026	207,617
1,000,000	Metro DC Arpts. Dulles Toll Rd. Cap. Apprec. Rev.	6.50	10/1/2041	698,820
				906,437
Florida (8.0%)
150,000	Alachua Co. Hlth. Facs Rev. (Shands Hlth. Care)	6.75	12/1/2030	160,341
315,000	Arbor Greene Cmnty. Dev. Dist. Spl. Assmt. Ref.	5.00	5/1/2019	311,970
130,000	Atlantic Beach Healtcare Rev. Ref. (Fleet Landing)	5.38	10/1/2010	130,658
100,000	Connerton West Cap. Impt. Spl. Assmnt. Rev. (3)	5.13	5/1/2016	38,318
250,000	Gramercy Farms Cmnty. Dev. Dist. (3)	5.10	5/1/2014	122,302
210,000	Heritage Landing Cmnty. Dev. Spl. Assmt.	5.60	5/1/2036	156,967
150,000	Highlands Co. Hlth. Facs. Rev. Ref. (Adventist)	5.00	11/15/2031	141,061

SIT HIGH INCOME MUNI BOND FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value (1)
135,000	Jacksonville Econ. Dev. Rev. (Mayo Clinic)	5.50	11/15/2036	136,921
135,000	Jupiter Island Util. Rev. (So. Martin Regl.)	5.00	10/1/2028	135,355
100,000	Lake Ashton II Cmnty. Dev. Dist. Cap. Impt. (3)	5.00	11/1/2011	41,970
100,000	Lakeland Retirement Cmnty. Rev. Ref. (Carpenters)	5.88	1/1/2019	96,914
250,000	Lee Co. Indl. Rev. Ref. (Shell Pt/Alliance Cmnty.)	5.00	11/15/2029	203,670
250,000	Lee Co. Indl. Dev. Auth. Rev. (Charter Foundation)	5.25	6/15/2027	191,717
100,000	Madeira Cmnty. Dev. Dist. Spl. Assmt. Rev. (3)	5.25	11/1/2014	51,995
275,000	Miami Beach Hlth. Facs. Hosp. Rev. (Mt. Sinai)	5.38	11/15/2028	222,645
110,000	Miami-Dade Co. Pub. Svc. Tax Rev. (UMSA)	4.20	4/1/2024	100,574
400,000	Miami-Dade Co. Spl. Obligation Rev. Ref. Sub.	7.01	10/1/2024	155,084
125,000	Miami-Dade Co. Spl. Obligation Rev. Ref. Sub.	7.30	10/1/2025	44,340
65,000	Miami Spl. Rev. Ref.	6.75	1/1/2015	47,375
820,000	Palm Bay Utility Rev.	5.92	10/1/2031	230,699
210,000	Palm Beach Co. Hlth. Rev. (Abbey Delray South)	5.50	10/1/2011	210,275
100,000	Palm Beach Co. Hlth. Rev. Ref. (Acts Retirement)	5.00	11/15/2020	97,619
160,000	Port St. Lucie Spl. Assmt. Rev. Ref.	6.00	7/1/2021	180,837
245,000	Sail Harbour Cmnty. Dev. Dist. Spl. Assmt.	5.50	5/1/2036	200,547
125,000	St. Johns Co. Indl. Dev. Auth. Rev. Ref. (Bayview)	5.00	10/1/2017	111,814
250,000	St. Johns Co. Indl. Dev. Auth. Rev. Ref. (Glenmoor)	5.00	1/1/2016	226,298
100,000	St. Johns Co. Indl. Dev. Auth. Rev. (Presbyterian)	5.63	8/1/2034	87,995
200,000	Sarasota Co. Hlth. Rev. (Vlg. on the Isle)	5.50	1/1/2027	180,746
250,000	Sarasota Natl. Cmnty. Spl. Assessment (3)	5.30	5/1/2039	138,463
50,000	Seminole Tribe Spl. Oblig. Rev.	5.75	10/1/2022	48,202
300,000	South Lake Co. Hosp. Dist. Rev.	6.00	4/1/2029	298,950
150,000	Stoneybrook South Cmnty. Spl. Asst. Rev. (3)	5.45	11/1/2015	64,646
300,000	Tallahassee Hlth. Facs. Rev. (Mem. Hlth. Care)	6.38	12/1/2030	301,128
25,000	Waters Edge Cmnty. Dev. Dist. Cap. Impt.	5.00	11/1/2012	14,113
				4,882,509
Georgia (1.6%)
250,000	Atlanta Wtr. & Waste Wtr. Rev.	6.00	11/1/2029	263,255
100,000	Chatham Co. Hosp. Rev. Ref. Impt. (Mem. Med. Ctr.)	5.50	1/1/2021	96,016
500,000	Gainesville & Hall Co. Dev. Rev. (ACTS Retirement)	6.38	11/15/2029	523,635
100,000	Med. Ctr. Hosp. Auth. (Spring Harbor Green Isl.)	5.25	7/1/2027	80,856
30,000	Private Colleges & Univ. Rev. (Mercer Univ.)	5.38	10/1/2029	27,584
				991,346
Guam (0.6%)
300,000	Guam Gov. G.O.	5.75	11/15/2014	307,650
100,000	Northern Mariana Islands G.O.	5.00	10/1/2022	82,066
				389,716
Hawaii (0.7%)
400,000	HI State Dept. Budget & Fin. Rev.	6.40	11/15/2014	403,884

Idaho (1.3%)
335,000	ID Hsg. & Fin. Assn. Rev. (ID Arts Center Sch.)	5.50	12/1/2018	301,651
150,000	ID Hsg. & Fin. Assn. Rev. (Liberty Charter Sch.)	5.50	6/1/2021	144,456

SIT HIGH INCOME MUNI BOND FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value (1)
220,000	ID Hsg. & Fin. Assn. Nonprofit Facs. Rev.	5.63	7/1/2021	209,532
100,000	ID Hsg. & Fin. Assn. (North Star Charter School)	9.00	7/1/2021	112,086
				767,725
Illinois (6.0%)
320,000	Cook Co. Sch. Dist. No. 148 (Dolton)	5.50	12/1/2027	303,235
150,000	Harvey Ref. & Impt. G.O.	5.50	12/1/2027	142,932
150,000	IL Fin. Auth. Rev. Ref. (Christian Homes, Inc.)	5.25	5/15/2012	146,857
100,000	IL Fin. Auth. Rev. (Noble Network Charter Sch.)	4.30	9/1/2015	86,817
250,000	IL Fin. Auth. Rev. (Sedgebrook Inc. Fac.) (3)	5.40	11/15/2016	99,900
250,000	IL Fin. Auth. Rev. (IL Institute of Technology)	6.25	2/1/2019	262,125
165,000	IL Fin. Auth. Rev. (OSF Healthcare Sys.)	5.25	11/15/2022	165,940
150,000	IL Fin. Auth. Rev. (Swedish American Hosp.)	5.00	11/15/2023	147,196
350,000	IL Fin. Auth. Rev. (Tabor Hills Supportive Living)	5.25	11/15/2026	292,922
100,000	IL Fin. Auth. Rev. (Wesleyan Univ.)	4.20	9/1/2020	87,879
250,000	IL Fin. Auth. Rev. (Noble Network Charter Sch.)	5.00	9/1/2027	179,115
250,000	IL FIn. Auth. Rev. (Rush Univ. Med. Ctr.)	6.38	11/1/2029	270,330
205,000	IL Fin. Auth. Rev. (Intl. Ice Ctr.) (3)	7.00	12/1/2035	50,817
150,000	IL Fin. Auth. Rev. (Elmhurst Mem.)	5.63	1/1/2037	138,948
200,000	IL Fin. Auth. Rev. (North Shore Ice Arena)	6.25	12/1/2038	152,530
250,000	IL Health Facs. Auth. Rev. (Ingalls Hlth. Sys.)	6.25	5/15/2014	252,460
100,000	IL Health Facs. Auth. Rev. Ref. (Sinai Health)	5.00	8/15/2024	101,249
100,000	Lake Co. Cmnty. Sch. Dist. #3 G.O. (Beach Pk.)	6.47	2/1/2019	67,712
91,000	Manhattan Spl. Tax. (Groebe Farm-Stonegate)	5.75	3/1/2022	58,185
180,000	Markham IL G.O.	4.75	2/1/2017	181,177
100,000	Melrose Park Tax Increment G.O.	4.60	12/15/2013	102,397
95,000	Southwestern IL Dev. Auth. Tax. Alloc. Rev. Ref.	7.00	10/1/2022	87,619
500,000	Winnebago & Stephenson Co. (Sch. Dist. 321)	5.25	1/1/2019	308,985
				3,687,327
Iowa (0.6%)
150,000	IA Fin. Auth. Sr. Hsg. Rev. (Wedum Walnut Ridge)	5.00	12/1/2014	128,865
100,000	IA Fin. Auth. Sr. Living (Deerfield Ret. Cmnty.)	5.00	11/15/2021	72,224
200,000	IA Fin. Auth. Sr. Living (Deerfield Ret. Cmnty.)	5.50	11/15/2027	139,414
				340,503
Indiana (3.4%)
250,000	Crown Point Econ. Dev. Rev. (Whittenberg Vlg.)	6.50	11/15/2013	249,975
280,000	Delaware Co. Hosp. Rev. (Cardinal Hlth Sys.)	5.00	8/1/2016	269,500
205,000	Delaware Co. Hosp. Rev. (Cardinal Hlth Sys.)	5.00	8/1/2024	175,947
370,000	East Chicago Redev. Tax Allocation (Harborside)	5.50	1/15/2016	375,332
200,000	IN Hlth. & Educ. Fac. Fing. Auth. Hosp. Rev.	5.50	3/1/2022	202,224
215,000	IN Fin. Auth. Rev. (Educ. Facs. Proj.)	6.00	10/1/2021	213,903
100,000	Richmond Hosp. Auth. Rev. (Reid Hosp.)	6.50	1/1/2029	105,212
150,000	St. Joseph Co. Econ. Dev. Rev. (Holy Cross Vlg.)	5.70	5/15/2028	128,645
150,000	St. Joseph Co. Hosp. Auth. Rev. (Madison Ctr.)	5.80	2/15/2024	134,624

SIT HIGH INCOME MUNI BOND FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value (1)
250,000	St. Joseph Co. Hosp. Auth. Health. Facs. Rev.	5.25	2/15/2028	205,443
				2,060,805
Kentucky (0.7%)
140,000	Jefferson Co. Mtg. Rev. (Christian Church Homes)	6.13	11/15/2013	140,206
250,000	Louisville/Jefferson Co. Health Fac. (Jewish Hosp.)	6.00	2/1/2022	257,552
				397,758
Louisiana (1.3%)
100,000	Caddo Parish Sew. Dist. No. 7 Rev. Ref.	6.60	11/1/2024	102,318
195,000	LA Loc. Gov. Rev. (Cap. Pjs. & Equip. Acquisition)	6.55	9/1/2025	168,737
150,000	New Orleans Aviation Board Gulf Oppty. Rev.	6.00	1/1/2025	149,561
250,000	New Orleans Swr. Svc. Rev. Ref.	6.00	6/1/2024	263,778
125,000	St. John Baptist Parish Rev. (Marathon Oil)	5.13	6/1/2037	112,189
				796,583
Maine (0.3%)
200,000	ME Educ. Auth. Student Loan Rev.	5.63	12/1/2027	207,916

Maryland (0.4%)
250,000	Howard Co. Retirement Cmnty. Rev. (Vantage House)	5.25	4/1/2027	201,405
55,000	MD State Hlth. & Hgr. Educ. Facs. (King Farm Pres)	5.00	1/1/2017	50,073
				251,478
Massachusetts (1.6%)
350,000	MA Dev. Fin. Agy Sr. Living Fac. Rev.	6.25	6/1/2014	350,329
255,000	MA St. Hlth. & Educ. Rev. (Quincy Med. Ctr.)	5.13	1/15/2012	255,768
170,000	MA St. Hlth. & Educ. Rev. (Nichols College)	6.00	10/1/2017	167,606
100,000	MA State Hlth. & Educ. (Valley Regl. Hlth. Sys.)	5.75	7/1/2018	97,964
75,000	Pioneer Valley Regl. Sch. Dist. G.O.	6.30	6/1/2019	76,373
				948,040
Michigan (4.8%)
350,000	Advanced Technology Academy Pub. Sch. Rev.	6.00	11/1/2028	305,070
200,000	Bishop Intl Airport Auth. Rev.	5.13	12/1/2017	200,106
150,000	Detroit G.O.	5.25	4/1/2020	124,535
240,000	Detroit Convention Fac. Cap. Appreciation Rev.	6.17	9/30/2014	201,547
190,000	Detroit Downtown Dev. Tax Alloc. (Dev. Area No. 1)	4.75	7/1/2025	166,425
100,000	Detroit Sewer Disp. Rev. Ref. Second Lien	5.50	7/1/2022	103,197
250,000	Grand Traverse Academy Pub. Sch. Acad. Rev. Ref.	5.00	11/1/2022	206,420
500,000	Jackson Co. Hosp. Fin. Rev. (W.A. Foote Hosp.)	5.25	6/1/2017	495,745
50,000	Kentwood Econ. Ltd. Oblig. Rev. (Holland Home)	5.25	11/15/2014	46,670
155,000	MI Pub. Educ. Facs. Oblig. Rev. (Bradford Academy)	6.00	9/1/2016	151,743
200,000	MI Pub. Educ. Facs. Oblig. Rev. (Bradford Academy)	8.00	9/1/2021	213,560
40,000	MI St. Hosp. Rev. Ref. (Detroit Medical)	5.25	8/15/2027	29,942
150,000	MI St. Strategic Fd. Rev. Ref. (Detroit Edison)	5.45	9/1/2029	150,438
250,000	MI Tob. Settlement Fin. Auth. Sr. Rev.	5.13	6/1/2022	222,175
290,000	Saginaw Hosp. Fin. Auth. Rev. (Covenant Med. Ctr.)	6.50	7/1/2030	293,732
				2,911,305
Minnesota (3.2%)
100,000	Cloquet Hsg. Fac. Rev. Ref. (HADC Cloquet LLC)	5.50	8/1/2025	86,668
98,000	Columbia Heights Econ. Dev. Rev. (Huset Park)	5.00	2/15/2017	89,300

SIT HIGH INCOME MUNI BOND FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value (1)
250,000	Duluth Econ. Dev. Auth. Health Care Facs. Rev.	6.00	2/15/2012	251,400
430,000	Sauk Rapids Hlth. Care & Hsg. Rev. (Good Shepherd)	7.25	1/1/2029	441,318
75,000	St. Cloud Hsg. & Redev. MF Rev. (Germain Towers)	5.90	9/1/2020	64,070
200,000	St. Paul Hsg. & Redev. Auth. MF (Marian Ctr.)	5.05	11/1/2017	186,928
165,000	St. Paul Hsg. & Redev. Rev. (Cmnty. Peace Acad.)	5.00	12/1/2018	156,121
150,000	St. Paul Hsg. & Redev. Auth. Rev. (US Bank Ops.)	6.50	8/1/2022	129,567
375,000	St. Paul Port Auth. Lse. Rev. (Regions Hosp. Pkg.)	5.00	8/1/2036	292,114
225,000	White Earth Band of Chippewa Indians Rev.	7.00	12/1/2011	233,525
				1,931,011
Missouri (3.9%)
300,000	Independence 39th St. Transn. Dist. Rev.	6.88	9/1/2032	284,346
140,000	Joplin Indl. Dev. Auth. Rev. Ref. (Christian)	5.50	5/15/2017	122,832
500,000	Kansas City Indl. Dev. Auth. Multifamily Hsg. Rev.	5.00	1/1/2012	495,045
690,000	Kansas City Spl. Oblig. Cap. Apprec. Rev.	6.55	2/1/2023	329,785
100,000	Lakeside 370 Levee Dist. Spl. Tax	7.00	4/1/2028	97,772
240,000	MO Dev. Fin. Brd. Rev. (Arnold-Rd Infrastructure)	5.00	11/1/2027	238,445
500,000	St. Joseph Tax. Alloc. Rev. (Shoppes North Vlg.)	4.25	11/1/2011	495,155
350,000	St. Louis Co. Indl. Rev. (Friendship Vlg. West)	5.38	9/1/2021	332,367
				2,395,747
Nevada (2.5%)
215,000	Clark Co. Impt. Dist. (128 Summerlin)	5.00	2/1/2020	179,985
250,000	Las Vegas Paiute Tribe Rev.	6.63	11/1/2017	218,580
250,000	Las Vegas Redev. Agy. Tax Allocation	6.00	6/15/2015	273,515
200,000	Mesquite Redev. Agy. Tax Allocation Rev.	6.00	6/1/2015	203,840
250,000	Sparks Redev. Agy. Tax Increment Rev. (Area No. 2)	6.40	6/1/2020	231,190
300,000	Sparks Tourism Impt. Dist. No. 1 Sr. Sales Tax.	6.50	6/15/2020	273,450
150,000	Sparks Tourism Impt. Dist. No. 1 Sr. Sales Tax.	6.75	6/15/2028	127,974
				1,508,534
New Hampshire (0.2%)
600,000	Manchester Hsg. & Redev. Auth. Rev.	6.91	1/1/2027	126,906

New Jersey (0.8%)
100,000	NJ Educ. Facs. Rev. Ref. (Univ. Med. & Dentistry)	7.13	12/1/2023	113,546
230,000	NJ Hlth. Care. Facs. Fin. Auth. Rev.	6.25	7/1/2016	230,320
165,000	NJ Hlth. Care. Rev. (St. Josephs Hlth. Care Sys.)	5.75	7/1/2015	171,529
				515,395
New Mexico (0.8%)
270,000	Farmington Poll. Ctr. Rev. Ref. (San Juan)	6.30	12/1/2016	270,103
250,000	NM State Hosp. Equip. Rev. Ref. (Rehoboth)	5.00	8/15/2017	220,560
				490,663
New York (1.3%)
250,000	Brooklyn Arena Local Dev. Corp. (Barclays Ctr.)	6.00	7/15/2030	253,757
100,000	Nassau Co. Indl. Rev. (Amsterdam at Harborside)	5.88	1/1/2018	99,478
250,000	NY Dorm Auth. Rev. (Frances Schervier Home)	5.50	7/1/2027	249,165
200,000	Seneca Nations Indians Cap. Impt. Auth.	5.00	12/1/2023	164,268
				766,668

SIT HIGH INCOME MUNI BOND FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value (1)
North Carolina (1.0%)
240,000	Buncome Co. Proj. (Woodfin Downtown Corridor)	6.75	8/1/2024	217,481
250,000	NC Med. Care. Cmmn. Rev. (Arc Projects)	5.80	10/1/2034	239,840
200,000	NC Med. Care Cmnty. Retirement Facs. (Brookwood)	5.25	1/1/2032	143,090
				600,411
North Dakota (0.4%)
20,753	City of Washburn (Bismarck State College Fdtn.)	5.01	4/1/2032	20,448
250,000	Grand Forks Healthcare Sys. Rev. (Altru Health)	5.63	8/15/2027	247,915
				268,363
Ohio (2.5%)
95,000	Buckeye OH Tob. Settlement Asset-Backed Sr. Rev.	5.13	6/1/2024	85,354
245,000	Cleveland-Cuyahoga Co. Rev. (St. Clarence)	6.00	5/1/2021	223,516
143,500	Cuyahoga Co. Hsg. Mtg. Rev. (R. H. Myers Apts.)	5.70	3/20/2042	149,758
350,000	Erie Co. Hosp. Facs. Rev. (Firelands Regl. Med. Ctr.)	5.63	8/15/2032	317,779
205,000	Hamilton Co. Healthcare Rev. Ref. (Life Enriching)	5.00	1/1/2027	180,355
150,000	Ross Co. Hosp. Rev. Ref. (Adena Hlth. Sys.)	5.75	12/1/2028	155,711
250,000	Toledo-Lucas Co. Spl. Assmt. Rev. (Crocker Park)	5.38	12/1/2035	202,210
250,000	Toledo-Lucas Co. Spl. Assmt. Rev. (Town Square)	5.40	11/1/2036	221,610
				1,536,293
Oklahoma (0.6%)
195,000	Atoka Co. Hlth. Care Rev. (Atoka Mem. Hosp)	5.88	10/1/2018	181,765
100,000	Grady Co. Indl. Auth. Lease Rev.	6.00	11/1/2029	94,630
100,000	Tulsa Indl. Auth. Rev. Ref. (Univ. of Tulsa)	6.00	10/1/2027	109,069
				385,464
Oregon (1.8%)
400,000	Forest Grove Campus Impt. Rev. (Pacific Univ.)	6.00	5/1/2030	405,736
250,000	Langston Econ. Dev. Rev. (Langston Univ./LDF)	5.00	5/1/2035	196,212
200,000	Redmond Airport Rev.	5.50	6/1/2024	199,006
300,000	Western Generation Agy. Rev. (Wauna Cogeneration)	5.00	1/1/2021	270,933
				1,071,887
Pennsylvania (4.1%)
210,000	Allegheny Co. Higher Educ. Rev. (Thiel College)	5.38	11/15/2019	186,497
60,000	Chester GTD Rev. (Host Community)	5.80	12/1/2013	60,005
170,000	Crawford Co. Indl. Dev. Rev. (Allegheny College)	6.00	11/1/2031	177,259
250,000	Erie Co. Hosp. Auth. Rev. (St. Vincents Hlth.)	7.00	7/1/2027	249,750
250,000	Lehigh Co. Gen. Purpose Rev. (St. Luke's Hosp)	1.27	8/15/2042	154,875
500,000	Luzerne Co. Notes G.O.	7.00	11/1/2026	561,585
250,000	McKean Co. Hosp. Auth. Rev. (Bradford Hosp.)	5.25	10/1/2030	189,855
60,000	Montgomery Co. Indl. Dev. Auth. (Whitemarsh)	6.00	2/1/2021	48,254
500,000	PA Turnpike Commn. Cap. Apprec. Sub. Rev.	6.25	6/1/2033	362,585
400,000	Philadelphia Hosp. & Higher Educ. (Temple Univ.)	6.63	11/15/2023	399,988
100,000	Quakertown Gen. Auth. Hlth. Rev. (Lifequest)	6.05	7/20/2024	105,349
				2,496,002

SIT HIGH INCOME MUNI BOND FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value (1)
Rhode Island (1.0%)
350,000	RI Hlth. & Educ. Bldg. Rev. (Johnson & Wales)	6.10	4/1/2026	350,179
250,000	RI Hlth. & Educ. Bldg. Rev. Ref. (Univ. of RI)	6.50	9/15/2028	281,065
				631,244
South Carolina (0.6%)
150,000	SC Educ. Facs. Auth. Rev. (Southern Wesleyan Univ.)	5.00	3/1/2020	136,985
150,000	SC Jobs EDA Rev. Ref. & Impt. (Hampton Med.)	4.75	11/1/2012	150,959
100,000	SC Jobs EDA Rev. Ref. & Impt. (Hampton Med.)	4.75	11/1/2013	100,708
				388,652
Tennessee (0.3%)
200,000	Blount Co. Hlth. & Educ. Facs. (Asbury, Inc.)	5.13	4/1/2023	168,916

Texas (9.1%)
300,000	Austin Convention Enterprises Rev. Ref.	6.00	1/1/2010	300,000
150,000	Austin Convention Enterprises Rev. Ref.	5.25	1/1/2024	129,703
65,000	Bexar Co. Hsg. Rev. Ref. (Nob Hill Apts.)	5.50	6/1/2011	62,360
150,000	Bexar Co. Hsg. Corp. Rev. (Dymaxion & Marbach)	6.10	8/1/2030	120,682
100,000	Bexar Co. Hsg. Fin. Corp. Rev. (American Oppty.)	5.80	1/1/2031	85,727
100,000	Clifton Hgr. Educ. Rev. Ref. (Tejano Ctr. Cmnty.)	7.75	2/15/2018	112,548
250,000	Harris Co. Cultural Educ. Rev. (Space Ctr.)	6.75	8/15/2021	247,795
55,000	Harris Co. Hsg. Rev. Sr. Lien (Windsor Hsg. Fdn.)	6.30	6/1/2025	55,255
152,413	Galveston Co. Muni. Util. Dist. No. 52	6.69	2/23/2010	129,475
245,000	Lewisville Combination Contract Impt. Rev.	6.75	10/1/2032	249,170
195,000	Kerrville Hlth. Facs. Rev. (Sid Peterson)	5.45	8/15/2035	174,271
150,000	North TX Twy. Toll Rev. Ref. Second Tier	6.13	1/1/2031	156,995
200,000	North TX Twy. Rev. Ref. First Tier	5.63	1/1/2033	204,586
1,000,000	Northeast TX Wtr. Dist. Rev. (Southside Water)	8.50	9/1/2027	279,190
500,000	Port Corpus Christi Auth. Nueces Co. (Union Pacific)	5.65	12/1/2022	504,870
100,000	Richardson Rev. Ref. & Impt. (Baylor/Richardson)	5.63	12/1/2028	86,731
195,000	Rio Grande Valley Hosp. Rev. (Valley Baptist)	6.40	8/1/2012	195,484
50,000	Tarrant Co. Cultural Educ. Rev. (C.C. Young)	5.00	2/15/2013	48,153
200,000	Tarrant Co. Cultural Educ. Rev. (Air Force Vlg.)	5.13	5/15/2027	179,274
275,000	Tarrant Co. Cultural Educ. Rev. (Air Force Vlg.)	5.75	11/15/2019	276,832
500,000	Tarrant Co. Cultural Educ. Rev. (Sr. Living Ctr.)	6.50	11/15/2014	500,040
250,000	Tarrant Co. Cultural Educ. Rev. (C.C. Young Home)	6.50	2/15/2014	249,798
150,000	TX Pub. Fin. Auth. Rev. (Uplift Educ.)	5.35	12/1/2017	145,664
400,000	TX Pub. Fin. Auth. Rev. (Idea Pub. School)	5.00	8/15/2030	329,588
250,000	TX Pub. Fin. Auth. Charter Sch. Rev. (Kipp Inc. Educ.)	5.00	2/15/2036	199,703
490,000	Tom Green Co. Hsg. Fin. Corp. Mtg. Rev.	28.62	3/1/2016	93,100
250,000	Travis Co. Hlth. Dev. Corp. (Querencia Barton Cr.)	5.10	11/15/2015	247,218
250,000	Tyler Hlth. Facs. Dev. Corp. (Mother Frances)	5.00	7/1/2033	208,815
				5,573,027

SIT HIGH INCOME MUNI BOND FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value (1)
Utah (0.5%)
200,000	Provo Charter Sch. Rev. (Freedom Academy Fdn.)	5.50	6/15/2037	151,858
200,000	UT Assoc. Muni. Pwr. Sys. Rev.	5.00	5/1/2027	157,470
				309,328
Vermont (0.7%)
415,000	VT Educ. & Hlth. Bldgs. Fin. Rev. (VT Law School)	5.38	1/1/2023	402,733

Virginia (0.8%)
250,000	Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev.	6.00	7/1/2025	271,465
100,000	VA Tobacco Settlement Fin. Corp. Senior Rev.	5.00	6/1/2047	68,419
100,000	Washington Co. Indl. Dev. Rev. (Mtn. Sts. Hlth.)	7.25	7/1/2019	119,190
				459,074
Virgin Islands (0.4%)
250,000	Virgin Islands Pub. Fin. Auth Rev. (Diago)	6.75	10/1/2037	262,360

Washington (1.7%)
185,000	Kalispel Tribe Indians Priority Dist. Rev.	6.20	1/1/2016	173,634
100,000	Quinault Indian Nation Rev. Ref. & Impt. (Beach)	5.80	12/1/2015	86,527
500,000	WA St. Hlth. Care Rev. (Seattle Cancer Care)	7.13	3/1/2029	553,660
150,000	WA St. Hsg. Fin. Commn. Rev. (Skyline First Hill)	5.25	1/1/2017	129,627
100,000	WA St. Hsg. Fin. Commn. Rev. (Skyline First Hill)	5.25	1/1/2013	97,450
				1,040,898
Wisconsin (2.9%)
110,000	Milwaukee Redev. Auth. Rev. (Academy of Learning)	5.50	8/1/2022	90,709
100,000	WI Hlth. & Educ. Facs. Auth. (Beaver Dam Hosp.)	6.00	8/15/2019	100,151
250,000	WI Hlth. & Educ Facs. Rev. Ref. (Three Pillars)	5.60	8/15/2023	250,145
100,000	WI Hlth. & Educ Facs. Rev. Ref. (Three Pillars)	5.75	8/15/2026	99,886
500,000	WI Hlth. & Educ Facs. Rev. (Sinai Samaritan Med. Ctr.)	5.88	8/15/2026	499,990
290,000	WI Hlth. & Educ. Auth Rev. (Aurora Health Care)	6.40	4/15/2033	295,545
100,000	WI Hlth. & Educ. Auth Rev. (Beaver Dam Hosp.)	6.50	8/15/2024	99,989
100,000	WI Hlth. & Educ. Auth Rev. (Beaver Dam Hosp.)	6.75	8/15/2034	98,691
250,000	WI Hlth. & Educ. Auth Rev. (St. Johns Cmntys.)	5.40	9/15/2014	248,158
				1,783,264
Total municipal bonds (cost: $59,496,443)				58,270,144

Closed-End Mutual Funds (3.2%) (2)
40,000	BlackRock Long-Term Muni Advantage Trust (BTA)			408,800
5,000	BlackRock MuniHoldings FL. Insured Fund (MFL)			64,950
35,000	DWS Muni Income Trust (KFT)			412,300
10,000	DWS Strategic Muni Income Trust (KSM)			126,000
75,000	MFS High Income Muni trust (CXE)			362,250
20,000	Morgan Stanley Muni Income Opp. Trust (OIA)			123,600
10,000	PIMCO California Muni. Income Fund II (PCK)			86,700
10,000	Van Kampen Advantage Muni Income Trust II (VKI)			114,500
19,700	Van Kampen Trust Invsmt. Grade Muni Fund (VGM)			273,042

SIT HIGH INCOME MUNI BOND FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)
Quantity/Par ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value (1)

Total closed-end mutual funds (cost: $1,853,909)				1,972,142

Short-Term Securities (1.8%) (2)
1,082,633	Dreyfus Tax-Exempt Cash Management Fund, 0.05%			1,082,633

Total Short-Term Securities (cost: $1,082,633)

Total investments in securities (cost: $62,432,985) (3)				$61,324,919

Other Assets and Liabilities, Net (-0.42%)	(255,102)

Total Net Assets	$61,069,817

Aggregate Cost	62,432,985

Gross Unrealized Appreciation	2,071,738
Gross Unrealized Depreciation	(3,179,804)
Net Unrealized Appreciation(Depreciation)	(1,108,067)

Notes To Schedule of Investments:

(1) Securities Valuation:

The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting  Standards No. 157 ("FAS 157").  FAS 157 establishes a single definition of fair value, creates a  three-tier hierarchy as a framework for measuring fair value based on inputs used to value the  Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an  independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities.  When prices are not readily available, or are determined not to reflect fair value,  the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors.  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

Valuation Inputs at Value
Level 1 - Quoted Prices
Equity securities (includes sweep Funds and closed-end Funds)	$3,054,775
Level 2 - Other Significant Observable Inputs
Debt securities issued by the states of the U.S. & its political subdivisions	$58,270,144
Level 3 - Significant Unobservable Inputs	—
Total	$61,324,919

(2) Percentage figures indicate percentage of total net assets.

(3) Presently non-income producing securities.

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:	/s/Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer
Date:	January 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer
Date:	January 20, 2010

By:	/s/Roger J. Sit
Roger J. Sit
President
Date:	January 20, 2010